File Nos. 333-90737
                                                                   811-09693
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 2                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
     Amendment No. 3                                                     [X]

                      (Check appropriate box or boxes.)

     CONSECO VARIABLE ANNUITY ACCOUNT H
     -------------------------------------------------
     (Exact Name of Registrant)

     CONSECO VARIABLE INSURANCE COMPANY
     ----------------------------------------
     (Name of Depositor)

     11815 N. Pennsylvania Street
     Carmel, Indiana                                               46032-4572
     ---------------------------------------------------           ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)



Depositor's Telephone Number, including Area Code   (317) 817-3700

     Name and Address of Agent for Service
       Michael A. Colliflower
       Conseco Variable Insurance Company
       11815 N. Pennsylvania Street
       Carmel, Indiana 46032-4572
       (317) 817-3700

     Copies to:
       Judith A. Hasenauer
       Blazzard, Grodd & Hasenauer, P.C.
       943 Post Road East
       Westport, CT 06880




It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on December 31, 2000  pursuant to  paragraph  (b) of Rule 485
     _____  60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:
     Individual Variable Annuity Contracts





                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                  Location
--------                                                                  --------

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms





Item 3.          Synopsis                                                 Highlights

Item 4.          Condensed Financial Information                          Appendix B


Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          Conseco Variable; The
                                                                          Separate Account;
                                                                          Investment Options;
                                                                          Appendix A


Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Annuity Period)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
--------                                                                        --------

                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents





Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Calculation of Performance
                                                                                Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A


The Prospectus was filed in Post-Effective Amendment No. 1 to Form N-4 on April 28, 2000 and was amended as of July 17, 2000 and filed pursuant to Securities Act Rule 497 and is incorporated herein by reference.




                             CONSECO ADVANTAGE PLUS
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       CONSECO VARIABLE INSURANCE COMPANY

                          Supplement dated January 1, 2001

The following supplements certain information contained in your prospectus for the Conseco Advantage Plus fixed and variable annuity:

1. Effective as of the date of this supplement, you may also invest in the following investment portfolios:

     Pioneer Variable Contracts Trust, Class II Shares
     Managed by Pioneer Investment Management, Inc.
     Pioneer Fund VCT Portfolio
     Pioneer Equity-Income VCT Portfolio
     Pioneer Europe VCT Portfolio

2. As of the date of this supplement, you may invest in the INVESCO VIF - High Yield Fund and the INVESCO VIF - Equity Income Fund of INVESCO Variable Investment Funds, Inc. Information regarding these funds is contained in the prospectus.

3.  The following is added to the "Investment Portfolio Expenses" table:


                                                                      Other Expenses*        Total Annual
                                                                      (after expense        Portfolio Expenses*
                                                                      reimbursement, if     (after expense
                                                                      any, for certain      reimbursement, if
                                                                      portfolios)           any, for certain
                         Management Fees       12b-1 Fees                                   portfolios)
------------------------ --------------------- ---------------------- --------------------- ----------------------
Pioneer Fund
VCT Portfolio                 .65%             .25%                     .07%                      .97%
Pioneer Equity-
Income VCT Portfolio          .65%             .25%                     .09%                      .99%
Pioneer Europe
VCT Portfolio**              1.00%             .25%                     .47%                      1.72%


* Expenses for fiscal year ended December 31, 2000 are estimated.

** Absent expense offsets, other expenses are estimated to be .49% for the year ended December 31, 2000.



4.  The following Examples are added to the prospectus:

Chart 1:
                                                    Time Periods

                                              1 Year            3 Years

Pioneer Fund VCT Portfolio                    (a)$107           (a)$172
                                              (b)$ 32           (b)$ 98
Pioneer Equity-Income VCT Portfolio           (a)$107           (a)$173
                                              (b)$ 32           (b)$ 98
Pioneer Europe VCT Portfolio                  (a)$115           (a)$195
                                              (b)$ 40           (b)$121

Chart 2:


                                                    Time Periods

                                              1 Year            3 Years

Pioneer Fund VCT Portfolio                    (a)$113           (a)$192
                                              (b)$ 39           (b)$118
Pioneer Equity-Income VCT Portfolio           (a)$114           (a)$193
                                              (b)$ 39           (b)$118
Pioneer Europe VCT Portfolio                  (a)$121           (a)$215
                                              (b)$ 46           (b)$140


5. The following accumulation unit values for the period ended September 30, 2000 are added to the prospectus:

ACCUMULATION UNIT VALUE HISTORY

     The following schedule includes Accumulation Unit values for the period indicated. This data has been taken from the Conseco Variable Annuity Account H's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information.

STANDARD CONTRACT

THE ALGER AMERICAN FUND:
Leveraged AllCap

Accumulation unit value at beginning of    $27.188
period

Accumulation unit value at end of          $24.875
period

Number of accumulation units                92,938
outstanding at end of period

Small
Capitalization

Accumulation unit value at beginning of    $17.030
period

Accumulation unit value at end of          $14.224
period

Number of accumulation units                34,680
outstanding at end of period

Growth Portfolio

Accumulation unit value at beginning of    $18.274
period

Accumulation unit value at end of          $18.140
period

Number of accumulation units                89,501
outstanding at end of period

Midcap Growth Portfolio

Accumulation unit value at beginning of    $16.997
period

Accumulation unit value at end of          $19.384
period

Number of accumulation units               120,864
outstanding at end of period

---------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund

Accumulation unit value at beginning of    $19.265
period

Accumulation unit value at end of          $15.617
period

Number of accumulation units                66,319
outstanding at end of period

Value Fund

Accumulation unit value at beginning of     $8.867
period

Accumulation unit value at end of          $10.331
period

Number of accumulation units                30,804
outstanding at end of period

Income and Growth Fund

Accumulation unit value at beginning of    $13.065
period

Accumulation unit value at end of          $13.356
period

Number of accumulation units                23,721
outstanding at end of period

---------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:

Growth Fund

Accumulation unit value at beginning of    $17.075
period

Accumulation unit value at end of          $17.588
period

Number of accumulation units                28,649
outstanding at end of period

---------------------------------------------------

Growth & Income Fund

Accumulation unit value at beginning of    $20.314
period

Accumulation unit value at end of          $20.932
period

Number of accumulation units                85,325
outstanding at end of period

New Generation

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of          $10.398
period

Number of accumulation units                 8,886
outstanding at end of period

Small Company Growth Fund

Accumulation unit value at beginning of    $21.009
period

Accumulation unit value at end of          $21.306
period

Number of accumulation units                45,324
outstanding at end of period

BIAM International Fund

Accumulation unit value at beginning of    $13.741
period

Accumulation unit value at end of          $12.549
period

Number of accumulation units                 3,864
outstanding at end of period

---------------------------------------------------
CONSECO SERIES TRUST:
BALANCED

Accumulation unit value at beginning of    $14.840
period

Accumulation unit value at end of          $16.375
period

Number of accumulation units               159,592
outstanding at end of period



---------------------------------------------------

EQUITY

Accumulation unit value  at beginning      $18.002
of period

Accumulation unit value at end of          $20.306
period

Number of accumulation units                46,481
outstanding at end of period

FIXED INCOME

Accumulation unit value at beginning of    $10.193
period

Accumulation unit value  at end of         $10.773
period

Number of accumulation units                 6,554
outstanding at end of period

Conseco 20 Focus

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value  at end of         $13.358
period

Number of accumulation units                11,274
outstanding at end of period


GOVERNMENT SECURITIES

Accumulation unit value at beginning of    $10.058
period

Accumulation unit value at end of          $10.672
period

Number of accumulation units                12,696
outstanding at end of period

Conseco High Yield

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of          $10.102
period

Number of accumulation units                44,369
outstanding at end of period

MONEY MARKET

Accumulation unit value at beginning of    $10.742
period

Accumulation unit value at end of          $11.056
period

Number of accumulation units               395,684
outstanding at end of period
---------------------------------------------------

DREYFUS STOCK INDEX FUND:

Accumulation unit value at beginning of    $13.601
period

Accumulation unit value at end of          $14.043
period

Number of accumulation units               110,547
outstanding at end of period
---------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
INC.

Accumulation unit value at beginning of    $15.216
period

Accumulation unit value at end of          $15.853
period

Number of accumulation units                22,910
outstanding at end of period
---------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock Portfolio

Accumulation unit value at beginning of    $11.947
period

Accumulation unit value at end of          $12.553
period

Number of accumulation units                20,753
outstanding at end of period

International Value Portfolio

Accumulation unit value at beginning of    $10.970
period

Accumulation unit value at end of          $10.798
period


Number of accumulation units                 2,034
outstanding at end of period

---------------------------------------------------

FEDERATED INSURANCE SERIES:
High Income Bond II

Accumulation unit value at beginning of     $9.909
period

Accumulation unit value at end of           $9.678
period

Number of accumulation units                19,089
outstanding at end of period

International Equity
II

Accumulation unit value at beginning of    $23.610
period

Accumulation unit value at end of          $17.736
period


Number of accumulation units                12,706
outstanding at end of period

Utility II

Accumulation unit value at beginning of    $11.425
period

Accumulation unit value at end of          $11.233
period

Number of accumulation units                20,430
outstanding at end of period

---------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio

Accumulation unit value at beginning of    $10.164
period

Accumulation unit value at end of           $9.968
period

Number of accumulation units                21,765
outstanding at end of period

---------------------------------------------------


Equity Income Portfolio

Accumulation unit value at beginning of    $11.178
period

Accumulation unit value at end of          $12.228
period

Number of accumulation units                 6,932
outstanding at end of period

---------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth

Accumulation unit value at beginning of    $32.871
period

Accumulation unit value at end of          $28.088
period


Number of accumulation units               119,141
outstanding at end of period

Growth

Accumulation unit value at beginning of    $18.730
period

Accumulation unit value at end of          $18.319
period

Number of accumulation units               169,027
outstanding at end of period

Worldwide Growth

Accumulation unit value at beginning of    $21.113
period

Accumulation unit value at end of          $18.441
period


Number of accumulation units               164,987
outstanding at end of period

---------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Equity Portfolio

Accumulation unit value at beginning of    $10.639
period

Accumulation unit value at end of          $11.570
period


Number of accumulation units                 2,105
outstanding at end of period

Small Cap Portfolio

Accumulation unit value at beginning of     $9.382
period

Accumulation unit value at end of          $10.954
period


Number of accumulation units                13,632
outstanding at end of period

---------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio

Accumulation unit value at beginning of    $11.333
period

Accumulation unit value at end of          $13.073
period

Number of accumulation units                18,368
outstanding at end of period

---------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio

Accumulation unit value at beginning of    $11.533
period

Accumulation unit value at end of          $11.424
period

Number of accumulation units                 4,407
outstanding at end of period

---------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio

Accumulation unit value at beginning of    $10.212
period

Accumulation unit value at end of          $10.562
period

Number of accumulation units                24,393
outstanding at end of period

Partners Portfolio

Accumulation unit value at beginning of    $10.062
period

Accumulation unit value at end of          $10.551
period


Number of accumulation units                 4,641
outstanding at end of period
---------------------------------------------------

RYDEX VARIABLE TRUST
NOVA Portfolio

Accumulation unit value at beginning of    $18.407
period

Accumulation unit value at end of          $17.573
period

Number of accumulation units                58,308
outstanding at end of period

OTC Portfolio

Accumulation unit value at beginning of    $39.086
period

Accumulation unit value at end of          $36.495
period

Number of accumulation units                42,658
outstanding at end of period
---------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of           $7.735
period

Number of accumulation units                41,126
outstanding at end of period

Global Technology  Portfolio

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of           $8.459
period

Number of accumulation units                49,837
outstanding at end of period
---------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II

Accumulation unit value at beginning of    $25.427
period

Accumulation unit value at end of          $25.851
period


Number of accumulation units                87,516
outstanding at end of period
---------------------------------------------------

STRONG OPPORTUNITY FUND II :

Accumulation unit value at beginning of    $14.103
period

Accumulation unit value at end of          $15.164
period


Number of accumulation units                22,326
outstanding at end of period

---------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets Fund

Accumulation unit value at beginning of     $7.839
period

Accumulation unit value at end of           $9.062
period

Number of accumulation units                10,592
outstanding at end of period

Worldwide Bond

Accumulation unit value at beginning of     $9.858
period

Accumulation unit value at end of           $9.596
period

Number of accumulation units                 1,485
outstanding at end of period

Worldwide Emerging Markets Fund

Accumulation unit value at beginning of    $14.919
period

Accumulation unit value at end of           $9.950
period

Number of accumulation units                27,627
outstanding at end of period

Real Estate

Accumulation unit value at beginning of     $8.068
period

Accumulation unit value at end of           $9.437
period

Number of accumulation units                 1,730
outstanding at end of period

---------------------------------------------------

CONTRACTS WITH GMDB

THE ALGER AMERICAN FUND:
Leveraged AllCap

Accumulation unit value at beginning of    $27.164
period

Accumulation unit value at end of          $24.806
period

Number of accumulation units                26,858
outstanding at end of period

Small
Capitalization

Accumulation unit value at beginning of    $17.015
period

Accumulation unit value at end of          $14.185
period

Number of accumulation units                16,179
outstanding at end of period

Growth Portfolio

Accumulation unit value at beginning of    $18.258
period

Accumulation unit value at end of          $18.090
period


Number of accumulation units                18,804
outstanding at end of period

Midcap Growth Portfolio

Accumulation unit value at beginning of    $16.983
period

Accumulation unit value at end of          $19.331
period

Number of accumulation units                34,971
outstanding at end of period

---------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
International Fund

Accumulation unit value at beginning of    $19.248
period

Accumulation unit value at end of          $15.574
period

Number of accumulation units                14,212
outstanding at end of period

Value Fund

Accumulation unit value at beginning of     $8.860
period

Accumulation unit value at end of          $10.302
period


Number of accumulation units                 3,630
outstanding at end of period

Income and Growth Fund

Accumulation unit value at beginning of    $13.054
period

Accumulation unit value at end of          $13.319
period


Number of accumulation units                 4,617
outstanding at end of period
---------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund

Accumulation unit value at beginning of    $17.060
period

Accumulation unit value at end of          $17.539
period


Number of accumulation units                 8,812
outstanding at end of period

---------------------------------------------------

Growth & Income Fund

Accumulation unit value at beginning of    $20.296
period

Accumulation unit value at end of          $20.874
period


Number of accumulation units                18,994
outstanding at end of period

New Generation

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of          $10.385
period

Number of accumulation units                 4,669
outstanding at end of period

Small Company Growth Fund

Accumulation unit value at beginning of    $20.991
period

Accumulation unit value at end of          $21.247
period

Number of accumulation units                21,535
outstanding at end of period

BIAM International Fund

Accumulation unit value at beginning of    $13.729
period

Accumulation unit value at end of          $12.515
period


Number of accumulation units                     0
outstanding at end of period

---------------------------------------------------
CONSECO SERIES TRUST:
BALANCED

Accumulation unit value at beginning of    $14.827
period

Accumulation unit value at end of          $16.330
period


Number of accumulation units                25,265
outstanding at end of period



---------------------------------------------------

EQUITY

Accumulation unit value  at beginning      $17.987
of period

Accumulation unit value at end of          $20.250
period

Number of accumulation units                12,311
outstanding at end of period

FIXED INCOME

Accumulation unit value at beginning of    $10.184
period

Accumulation unit value  at end of         $10.744
period


Number of accumulation units                   922
outstanding at end of period

Conseco 20 Focus

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value  at end of         $13.341
period


Number of accumulation units                 2,312
outstanding at end of period


GOVERNMENT SECURITIES

Accumulation unit value at beginning of    $10.049
period

Accumulation unit value at end of          $10.642
period

Number of accumulation units                   630
outstanding at end of period

Conseco High Yield

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of          $10.090
period

Number of accumulation units                     0
outstanding at end of period

MONEY MARKET

Accumulation unit value at beginning of    $10.733
period

Accumulation unit value at end of          $11.026
period

Number of accumulation units                23,903
outstanding at end of period
---------------------------------------------------

DREYFUS STOCK INDEX FUND:

Accumulation unit value at beginning of    $13.589
period

Accumulation unit value at end of          $14.005
period

Number of accumulation units                47,711
outstanding at end of period
---------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
INC.

Accumulation unit value at beginning of    $15.203
period

Accumulation unit value at end of          $15.809
period


Number of accumulation units                 7,922
outstanding at end of period
---------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
Disciplined Stock Portfolio

Accumulation unit value at beginning of    $11.937
period

Accumulation unit value at end of          $12.518
period

Number of accumulation units                 3,018
outstanding at end of period

International Value Portfolio

Accumulation unit value at beginning of    $10.961
period

Accumulation unit value at end of          $10.768
period

Number of accumulation units                     0
outstanding at end of period

---------------------------------------------------

FEDERATED INSURANCE SERIES:

High Income Bond II

Accumulation unit value at beginning of     $9.901
period

Accumulation unit value at end of           $9.652
period

Number of accumulation units                 8,405
outstanding at end of period

International Equity
II

Accumulation unit value at beginning of    $23.589
period

Accumulation unit value at end of          $17.687
period

Number of accumulation units                 4,091
outstanding at end of period

Utility II

Accumulation unit value at beginning of    $11.415
period

Accumulation unit value at end of          $11.202
period

Number of accumulation units                   870
outstanding at end of period

---------------------------------------------------

INVESCO VARIABLE INVESTMENT FUND:
High Yield Portfolio

Accumulation unit value at beginning of    $10.155
period

Accumulation unit value at end of           $9.941
period

Number of accumulation units                    60
outstanding at end of period

---------------------------------------------------


Equity Income Portfolio

Accumulation unit value at beginning of    $11.168
period

Accumulation unit value at end of          $12.195
period

Number of accumulation units                 3,898
outstanding at end of period

---------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth

Accumulation unit value at beginning of    $32.843
period

Accumulation unit value at end of          $28.010
period

Number of accumulation units                39,666
outstanding at end of period

Growth

Accumulation unit value at beginning of    $18.714
period

Accumulation unit value at end of          $18.268
period

Number of accumulation units                59,928
outstanding at end of period

Worldwide Growth

Accumulation unit value at beginning of    $21.095
period

Accumulation unit value at end of          $18.391
period

Number of accumulation units                34,111
outstanding at end of period

---------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Equity Portfolio

Accumulation unit value at beginning of    $10.630
period

Accumulation unit value at end of          $11.538
period

Number of accumulation units                     0
outstanding at end of period

Small Cap Portfolio

Accumulation unit value at beginning of     $9.374
period

Accumulation unit value at end of          $10.924
period

Number of accumulation units                 1,203
outstanding at end of period

---------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
Growth & Income Portfolio

Accumulation unit value at beginning of    $11.324
period

Accumulation unit value at end of          $13.037
period

Number of accumulation units                18,992
outstanding at end of period

---------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income Portfolio

Accumulation unit value at beginning of    $11.523
period

Accumulation unit value at end of          $11.392
period

Number of accumulation units                 3,737
outstanding at end of period

---------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio

Accumulation unit value at beginning of    $10.203
period

Accumulation unit value at end of          $10.533
period


Number of accumulation units                 1,615
outstanding at end of period

Partners Portfolio

Accumulation unit value at beginning of    $10.053
period

Accumulation unit value at end of          $10.522
period

Number of accumulation units                10,610
outstanding at end of period
---------------------------------------------------

RYDEX VARIABLE TRUST
NOVA Portfolio

Accumulation unit value at beginning of    $18.407
period

Accumulation unit value at end of          $17.551
period

Number of accumulation units                 1,796
outstanding at end of period

OTC Portfolio

Accumulation unit value at beginning of    $39.086
period

Accumulation unit value at end of          $36.449
period

Number of accumulation units                 1,501
outstanding at end of period
---------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of           $7.725
period

Number of accumulation units                 9,231
outstanding at end of period

Global Technology  Portfolio

Accumulation unit value at beginning of    $10.000
period

Accumulation unit value at end of           $8.448
period

Number of accumulation units                 5,033
outstanding at end of period
---------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund II

Accumulation unit value at beginning of    $25.405
period

Accumulation unit value at end of          $25.779
period

Number of accumulation units                22,574
outstanding at end of period
---------------------------------------------------

STRONG OPPORTUNITY FUND II :

Accumulation unit value at beginning of    $14.091
period

Accumulation unit value at end of          $15.122
period

Number of accumulation units                17,123
outstanding at end of period

---------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets Fund

Accumulation unit value at beginning of     $7.832
period

Accumulation unit value at end of           $9.037
period

Number of accumulation units                     0
outstanding at end of period

Worldwide Bond

Accumulation unit value at beginning of     $9.849
period

Accumulation unit value at end of           $9.569
period

Number of accumulation units                 1,100
outstanding at end of period

Worldwide Emerging Markets Fund

Accumulation unit value at beginning of    $14.906
period

Accumulation unit value at end of           $9.922
period

Number of accumulation units                   268
outstanding at end of period

Real Estate

Accumulation unit value at beginning of     $8.061
period

Accumulation unit value at end of           $9.411
period

Number of accumulation units                 1,403
outstanding at end of period

---------------------------------------------------




CONTRACTS WITH GMDB & GMIB


THE ALGER AMERICAN
FUND:
Leveraged AllCap

Accumulation unit value at beginning of       $27.141
period

Accumulation unit                             $24.738
value at end of period

Number of accumulation units                    8,287
outstanding at end of period

Small Capitalization

Accumulation unit value at beginning of       $17.001
period

Accumulation unit                             $14.146
value at end of period


Number of accumulation units                   11,551
outstanding at end of period

Growth Portfolio

Accumulation unit value at beginning of       $18.243
period

Accumulation unit                             $18.040
value at end of period


Number of accumulation units                    5,692
outstanding at end of period

Midcap Growth
Portfolio

Accumulation unit value at beginning of       $16.968
period

Accumulation unit                             $19.277
value at end of period

Number of accumulation units                    2,205
outstanding at end of period

------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO,
INC.:
International Fund

Accumulation unit value at beginning of       $19.232
period

Accumulation unit                             $15.531
value at end of period

Number of accumulation units                      316
outstanding at end of period

Value Fund

Accumulation unit value at beginning of        $8.852
period

Accumulation unit                             $10.274
value at end of period

Number of accumulation units                    1,561
outstanding at end of period

Income and Growth
Fund

Accumulation unit value at beginning of       $13.042
period

Accumulation unit                             $13.282
value at end of period

Number of accumulation units                    2,989
outstanding at end of period


------------------------------------------------------

BERGER INSTITUTIONAL  PRODUCTS TRUST:
Growth Fund

Accumulation unit value at beginning of       $17.045
period

Accumulation unit                             $17.491
value at end of period

Number of accumulation units                    1,707
outstanding at end of period

------------------------------------------------------
Growth & Income Fund

Accumulation unit value at beginning of       $20.279
period

Accumulation unit                             $20.816
value at end of period

Number of accumulation units                    4,730
outstanding at end of period

New Generation

Accumulation unit value at beginning of       $10.000
period

Accumulation unit                             $10.372
value at end of period

Number of accumulation units                      450
outstanding at end of period

Small Company Growth
Fund

Accumulation unit value at beginning of       $20.973
period

Accumulation unit                             $21.188
value at end of period

Number of accumulation units                    5,284
outstanding at end of period

BIAM International
Fund

Accumulation unit value at beginning of       $13.717
period

Accumulation unit                             $12.480
value at end of period

Number of accumulation units                        0
outstanding at end of period

------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED

Accumulation unit value at beginning of       $14.814
period

Accumulation unit                             $16.285
value at end of period

Number of accumulation units                    2,915
outstanding at end of period
------------------------------------------------------

EQUITY

Accumulation unit value  at beginning         $17.971
of period

Accumulation unit                             $20.194
value at end of period

Number of accumulation units                      315
outstanding at end of period

FIXED INCOME

Accumulation unit value at beginning of       $10.175
period

Accumulation unit                             $10.714
value  at end of
period

Number of accumulation units                    3,364
outstanding at end of period

Conseco 20 Focus

Accumulation unit value at beginning of       $10.000
period

Accumulation unit                             $13.324
value  at end of
period

Number of accumulation units                        0
outstanding at end of period


GOVERNMENT SECURITIES

Accumulation unit value at beginning of       $10.041
period

Accumulation unit                             $10.613
value at end of period

Number of accumulation units                    2,359
outstanding at end of period

Conseco High Yield

Accumulation unit value at beginning of       $10.000
period

Accumulation unit                             $10.077
value at end of period

Number of accumulation units                        0
outstanding at end of period

MONEY MARKET

Accumulation unit value at beginning of       $10.724
period

Accumulation unit                             $10.996
value at end of period

Number of accumulation units                   12,848
outstanding at end of period
------------------------------------------------------

DREYFUS STOCK INDEX
FUND:

Accumulation unit value at beginning of       $13.577
period

Accumulation unit                             $13.966
value at end of period

Number of accumulation units                    5,762
outstanding at end of period
------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.

Accumulation unit value at beginning of       $15.189
period

Accumulation unit                             $15.766
value at end of period

Number of accumulation units                      830
outstanding at end of period
------------------------------------------------------

DREYFUS VARIABLE
INVESTMENT FUND:
Disciplined Stock
Portfolio

Accumulation unit value at beginning of       $11.926
period

Accumulation unit                             $12.483
value at end of period

Number of accumulation units                    1,622
outstanding at end of period

International Value
Portfolio

Accumulation unit value at beginning of       $10.951
period

Accumulation unit                             $10.739
value at end of period


Number of accumulation units                      277
outstanding at end of period

------------------------------------------------------

FEDERATED INSURANCE
SERIES:
High Income Bond II

Accumulation unit value at beginning of        $9.892
period

Accumulation unit                              $9.625
value at end of period

Number of accumulation units                      818
outstanding at end of period

International Equity
II

Accumulation unit value at beginning of       $23.569
period

Accumulation unit                             $17.639
value at end of period

Number of accumulation units                      840
outstanding at end of period

Utility II

Accumulation unit value at beginning of       $11.406
period

Accumulation unit                             $11.171
value at end of period

Number of accumulation units                        0
outstanding at end of period

------------------------------------------------------

INVESCO VARIABLE
INVESTMENT FUND:
High Yield Portfolio

Accumulation unit value at beginning of       $10.146
period

Accumulation unit                              $9.913
value at end of period

Number of accumulation units                      672
outstanding at end of period

------------------------------------------------------

Equity Income
Portfolio

Accumulation unit value at beginning of       $11.158
period

Accumulation unit                             $12.161
value at end of period

Number of accumulation units                      389
outstanding at end of period

------------------------------------------------------

JANUS ASPEN SERIES:
Aggressive Growth

Accumulation unit value at beginning of       $32.815
period

Accumulation unit                             $27.933
value at end of period


Number of accumulation units                    7,380
outstanding at end of period

Growth

Accumulation unit value at beginning of       $18.697
period

Accumulation unit                             $18.218
value at end of period

Number of accumulation units                   18,139
outstanding at end of period

Worldwide Growth

Accumulation unit value at beginning of       $21.077
period

Accumulation unit                             $18.340
value at end of period

Number of accumulation units                   13,131
outstanding at end of period

------------------------------------------------------
LAZARD RETIREMENT
SERIES INC.:
Equity Portfolio

Accumulation unit value at beginning of       $10.621
period

Accumulation unit                             $11.506
value at end of period

Number of accumulation units                      400
outstanding at end of period

Small Cap Portfolio

Accumulation unit value at beginning of        $9.366
period

Accumulation unit                             $10.894
value at end of period

Number of accumulation units                        0
outstanding at end of period

------------------------------------------------------
LORD ABBETT SERIES
FUND, INC. :
Growth & Income
Portfolio

Accumulation unit value at beginning of       $11.314
period

Accumulation unit                             $13.001
value at end of period

Number of accumulation units                    1,423
outstanding at end of period

------------------------------------------------------

MITCHELL HUTCHINS SERIES TRUST:
Growth & Income
Portfolio

Accumulation unit value at beginning of       $11.514
period

Accumulation unit                             $11.361
value at end of period

Number of accumulation units                    1,139
outstanding at end of period

------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT
TRUST
Limited Maturity Bond
Portfolio

Accumulation unit value at beginning of       $10.194
period

Accumulation unit                             $10.504
value at end of period

Number of accumulation units                    4,015
outstanding at end of period

Partners Portfolio

Accumulation unit value at beginning of       $10.044
period

Accumulation unit                             $10.493
value at end of period


Number of accumulation units                        0
outstanding at end of period
------------------------------------------------------

RYDEX VARIABLE TRUST
NOVA Portfolio

Accumulation unit value at beginning of       $18.407
period

Accumulation unit                             $17.528
value at end of period

Number of accumulation units                      251
outstanding at end of period

OTC Portfolio

Accumulation unit value at beginning of       $39.086
period

Accumulation unit                             $36.402
value at end of period

Number of accumulation units                      808
outstanding at end of period
------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.
Communications and Information
Portfolio

Accumulation unit value at beginning of       $10.000
period

Accumulation unit                              $7.716
value at end of period

Number of accumulation units                      427
outstanding at end of period

Global Technology
Portfolio

Accumulation unit value at beginning of       $10.000
period

Accumulation unit                              $8.437
value at end of period

Number of accumulation units                    1,123
outstanding at end of period
------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC.:
Mid Cap Growth Fund
II

Accumulation unit value at beginning of       $25.383
period

Accumulation unit                             $25.708
value at end of period


Number of accumulation units                    6,442
outstanding at end of period
------------------------------------------------------

STRONG OPPORTUNITY
FUND II :

Accumulation unit value at beginning of       $14.079
period

Accumulation unit                             $15.081
value at end of period

Number of accumulation units                    1,646
outstanding at end of period

------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST:
Worldwide Hard Assets
Fund

Accumulation unit value at beginning of        $7.825
period

Accumulation unit                              $9.012
value at end of period

Number of accumulation units                        0
outstanding at end of period

Worldwide Bond

Accumulation unit value at beginning of        $9.841
period

Accumulation unit                              $9.543
value at end of period

Number of accumulation units                        0
outstanding at end of period

Worldwide Emerging
Markets Fund

Accumulation unit value at beginning of       $14.893
period

Accumulation unit                              $9.895
value at end of period

Number of accumulation units                    1,612
outstanding at end of period

Real Estate

Accumulation unit value at beginning of        $8.054
period

Accumulation unit                              $9.385
value at end of period

Number of accumulation units                        0
outstanding at end of period

------------------------------------------------------

There are no accumulation unit values shown for the sub-accounts investing Pioneer Fund VCT Portfolio, Pioneer Equity-Income VCT Portfolio and Pioneer Europe VCT Portfolio because they were not available under your contract until the date of this supplement.

6.  The following is added to Appendix A:

Pioneer Variable Contracts Trust

Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

Pioneer Fund VCT Portfolio

The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Equity-Income VCT Portfolio

The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Europe VCT Portfolio

The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.




                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS

                                    issued by

                       CONSECO VARIABLE ANNUITY ACCOUNT H

                                       and

                       CONSECO VARIABLE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 1, 2001, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS WHICH ARE DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL US AT (800) 342-6307 OR WRITE US AT OUR ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET, CARMEL, INDIANA 46032.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED JANUARY 1, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY ...............................................................
INDEPENDENT ACCOUNTANTS ...............................................
LEGAL OPINIONS ........................................................
DISTRIBUTION ..........................................................
 Reduction or Elimination of the Contingent Deferred Sales Charge .....
CALCULATION OF PERFORMANCE INFORMATION ................................
 Total Return .........................................................
 Performance Information ..............................................
 Historical Unit Values ...............................................
 Reporting Agencies ...................................................
FEDERAL TAX STATUS
 General ..............................................................
 Diversification ......................................................
 Multiple Contracts ...................................................
 Partial 1035 Exchanges ...............................................
 Contracts Owned by Other than Natural Persons ........................

 Tax Treatment of Assignments .........................................
 Death Benefits .......................................................
 Income Tax Withholding ...............................................
 Tax Treatment of Withdrawals-- Non-Qualified Contracts ...............
 Qualified Plans ......................................................
 Roth IRAs ............................................................
 Tax Treatment of Withdrawals-- Qualified Contracts ...................
 Tax-Sheltered Annuities-- Withdrawal Limitations .....................
 Mandatory Distributions-- Qualified Plans ............................
ANNUITY PROVISIONS ....................................................
 Variable Annuity Payout ..............................................
 Annuity Unit .........................................................
 Fixed Annuity Payout .................................................
FINANCIAL STATEMENTS ..................................................

                                     COMPANY

Information regarding Conseco Variable Insurance Company ("Company" or "Conseco Variable") is contained in the prospectus. On October 7, 1998, the Company changed its name from Great American Reserve Insurance Company to its present name.

                             INDEPENDENT ACCOUNTANTS

The financial statements of Conseco Variable as of December 31, 1999 and 1998, and for the years ended December 31, 1999, 1998 and 1997, included in this statement of additional information, have been audited by PricewaterhouseCoopers LLP, 2900 One American Square, Indianapolis, Indiana 46282, independent accountants, as set forth in their report appearing therein.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the prospectus.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses.

The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, we may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Insurance Charge and the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge. The deduction of any Contract Maintenance Charge and Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable
Contract Maintenance Charges and any applicable Contingent Deferred Sales Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                  P (1+T) = ERV

   Where:

         P   =     a hypothetical initial payment of $1,000
         T   =     average annual total return
         n   =     number of years
         ERV =     ending  redeemable  value at the end of the time periods
                   used (or fractional  portion  thereof) of a hypothetical
                   $1,000 payment made at the beginning of the time periods used.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

PERFORMANCE INFORMATION

The Contracts and the Separate Account are relatively new and therefore do not have a meaningful investment performance history. However, certain corresponding Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the actual investment experience of the Portfolios affects Accumulation Unit values, the Company has developed performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

The following  charts  reflect  performance  information  for the periods shown.
Section I is standardized performance information which presents performance data commencing from the date the Separate Account first invested in the portfolio. Section II presents performance data commencing from the inception date of the underlying portfolio (which may precede the date the Separate Account first invested in the portfolio). Column A is average annual total return which reflects the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolios. Column B reflects the deduction of the insurance charges and the fees and expenses of the portfolios.

Chart 1 in each section is for the standard contracts; Chart 2 in each section is for contracts with the guaranteed minimum death benefit; and Chart 3 in each section is for contracts with the guaranteed minimum death benefit and guaranteed minimum income benefit.


SECTION I

CHART 1 - STANDARD CONTRACT

TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:




                                                                       COLUMN A                              COLUMN B
                                                     SEPARATE
                                                     ACCOUNT                           10 YRS/                           10 YRS/
                                                    INCEPTION                           SINCE                             SINCE
                                                      DATE    1 YR     3 YRS   5 YRS  INCEPTION  1 YR   3 YRS   5 YRS   INCEPTION
                                                   ---------- -----    -----   -----  ---------    -----  -----   -----  ----------
CONSECO SERIES TRUST
Balanced Portfolio .............................  02/11/2000    N/A    N/A     N/A     2.40       N/A     N/A      N/A       10.35
Equity Portfolio ...............................  02/11/2000    N/A    N/A     N/A     4.68       N/A     N/A      N/A       12.80
Fixed Income Portfolio .........................  02/11/2000    N/A    N/A     N/A    (1.92)      N/A     N/A      N/A        5.69
Government Securities Portfolio ................  02/11/2000    N/A    N/A     N/A    (1.54)      N/A     N/A      N/A        6.10
Conseco 20 Focus Portfolio......................  02/11/2000    N/A    N/A     N/A    23.96       N/A     N/A      N/A       33.58
High Yield Portfolio............................  02/11/2000    N/A    N/A     N/A    (6.25)      N/A     N/A      N/A        1.02
THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................  02/11/2000    N/A    N/A     N/A    (7.88)      N/A     N/A      N/A        (.73)
Alger American Leveraged AllCap Portfolio ......  02/11/2000    N/A    N/A     N/A   (15.10)      N/A     N/A      N/A       (8.51)
Alger American MidCap Growth Portfolio .........  02/11/2000    N/A    N/A     N/A     5.83       N/A     N/A      N/A       14.04
Alger American Small Capitalization Portfolio ..  02/11/2000    N/A    N/A     N/A   (22.49)      N/A     N/A      N/A      (16.48)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................  02/11/2000    N/A    N/A     N/A    (5.13)      N/A     N/A      N/A        2.23
VP International ...............................  02/11/2000    N/A    N/A     N/A   (24.77)      N/A     N/A      N/A      (18.93)
VP Value .......................................  02/11/2000    N/A    N/A     N/A     8.12       N/A     N/A      N/A       16.51





BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................  02/11/2000    N/A    N/A     N/A    (4.41)      N/A     N/A      N/A        3.00
Berger IPT--Growth and Income Fund .............  02/11/2000    N/A    N/A     N/A    (4.38)      N/A     N/A      N/A        3.04
Berger IPT--Small Company Growth Fund ..........  02/11/2000    N/A    N/A     N/A    (5.89)      N/A     N/A      N/A        1.42
Berger/BIAM IPT-International Fund ............   02/11/2000    N/A    N/A     N/A   (15.25)      N/A     N/A       N/A       (8.67)
Berger IPT -- New Generation Fund ..............  02/11/2000    N/A    N/A     N/A    (3.50)      N/A     N/A      N/A        3.98
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................  02/11/2000    N/A    N/A     N/A    (3.32)      N/A     N/A      N/A        4.19

DREYFUS STOCK INDEX FUND .......................  02/11/2000    N/A    N/A     N/A    (4.18)      N/A     N/A      N/A        3.25

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........  02/11/2000    N/A    N/A     N/A    (2.50)      N/A     N/A      N/A        5.07
Dreyfus VIF International Value Portfolio ......  02/11/2000    N/A    N/A     N/A    (8.66)      N/A     N/A      N/A       (1.57)






                                                                       COLUMN A                            COLUMN B
                                                    SEPARATE
                                                    ACCOUNT                          10 YRS/                             10 YRS/
                                                    INCEPTION                          SINCE                               SINCE
                                                      DATE    1 YR    3 YRS    5 YRS  INCEPTION     1 YR   3 YRS   5 YRS  INCEPTION
                                                   ---------- -----   -----    -----  ----------   ----    -----   -----  ---------


FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ............. 02/11/2000   N/A      N/A      N/A      (9.37)    N/A      N/A     N/A       (2.33)
Federated International Equity Fund II.......... 02/11/2000   N/A      N/A      N/A     (30.29)    N/A      N/A     N/A      (24.88)
Federated Utility Fund II            .........   02/11/2000   N/A      N/A      N/A      (8.77)    N/A      N/A     N/A       (1.69)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ..................02/11/2000   N/A      N/A      N/A       1.52     N/A      N/A     N/A        9.40
INVESCO VIF-High Yield Fund ................     02/11/2000   N/A      N/A     N/A       (8.99)    N/A     N/A      N/A       (1.92)

JANUS ASPEN SERIES
Aggressive Growth Portfolio .................... 02/11/2000   N/A      N/A      N/A     (20.71)    N/A      N/A     N/A      (14.55)
Growth Portfolio ............................... 02/11/2000   N/A      N/A      N/A      (9.24)    N/A      N/A      N/A      (2.19)
Worldwide Growth Portfolio ..................... 02/11/2000   N/A      N/A      N/A     (18.94)    N/A      N/A     N/A      (12.65)

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ............. 02/11/2000   N/A      N/A      N/A        .92     N/A      N/A     N/A        8.75
Lazard Retirement Small Cap Portfolio .......... 02/11/2000   N/A      N/A      N/A       8.35     N/A      N/A     N/A       16.76

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ...................... 02/11/2000   N/A      N/A      N/A       7.05     N/A      N/A      N/A      15.35

MITCHELL HUTCHINS SERIES TRUST





Growth and Income Portfolio .................... 02/11/2000   N/A      N/A      N/A      (8.08)    N/A      N/A      N/A       (.95)

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................ 02/11/2000   N/A      N/A      N/A      (4.01)    N/A      N/A     N/A        3.43
Partners Portfolio ............................. 02/11/2000   N/A      N/A      N/A      (2.69)    N/A      N/A     N/A        4.86

RYDEX VARIABLE TRUST
Nova Fund ...................................... 02/11/2000   N/A      N/A      N/A     (11.41)    N/A      N/A     N/A       (4.54)
OTC Fund ...................................... 02/11/2000    N/A      N/A      N/A     (13.35)    N/A      N/A     N/A       (6.63)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio02/11/2000  N/A       N/A      N/A     (28.22)    N/A      N/A     N/A      (22.65)
Seligman Global Technology Portfolio ........... 02/11/2000   N/A      N/A      N/A     (21.50)    N/A      N/A     N/A      (15.41)



                                                                      COLUMN A                             COLUMN B
                                                 SEPARATE
                                                 ACCOUNT                            10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ......................... 02/11/2000   N/A      N/A      N/A     (.22)     N/A      N/A      N/A        7.53

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................ 02/11/2000   N/A      N/A      N/A    (5.65)     N/A      N/A     N/A         1.67

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ......................... 02/11/2000   N/A      N/A      N/A    (9.67)     N/A      N/A     N/A        (2.66)
Worldwide Emerging Markets Fund ............. 02/11/2000   N/A      N/A      N/A   (38.11)     N/A      N/A     N/A       (33.31)
Worldwide Hard Assets Fund .................. 02/11/2000   N/A      N/A      N/A     7.28      N/A      N/A     N/A        15.61
Worldwide Real Estate Fund .................. 02/11/2000   N/A      N/A      N/A     8.55      N/A      N/A     N/A        16.97

CHART 2 - CONTRACTS WITH GMDB
TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                                                      COLUMN A                             COLUMN B
                                                 SEPARATE
                                                 ACCOUNT                            10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION  1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------  ----    -----    -----  ---------
CONSECO SERIES TRUST
Balanced Portfolio .............................     02/11/2000     N/A      N/A     N/A     2.21      N/A     N/A    N/A    10.14
Equity Portfolio ...............................     02/11/2000     N/A      N/A     N/A     4.48      N/A     N/A    N/A    12.58
Fixed Income Portfolio .........................     02/11/2000     N/A      N/A     N/A    (2.10)     N/A     N/A    N/A     5.49
Government Securities Portfolio ................     02/11/2000     N/A      N/A     N/A    (1.73)     N/A     N/A    N/A     5.90
Conseco 20 Focus Portfolio......................     02/11/2000     N/A      N/A     N/A    23.80      N/A     N/A    N/A    33.41
High Yield Portfolio............................     02/11/2000     N/A      N/A     N/A    (6.37)     N/A     N/A    N/A      .90

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................     02/11/2000     N/A      N/A     N/A    (8.06)     N/A     N/A    N/A     (.92)
Alger American Leveraged AllCap Portfolio ......     02/11/2000     N/A      N/A     N/A   (15.26)     N/A     N/A    N/A    (8.68)
Alger American MidCap Growth Portfolio .........     02/11/2000     N/A      N/A     N/A     5.63      N/A     N/A    N/A    13.83
Alger American Small Capitalization Portfolio ..     02/11/2000     N/A      N/A     N/A   (22.64)     N/A     N/A    N/A   (16.63)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................     02/11/2000     N/A      N/A     N/A    (5.31)     N/A     N/A    N/A     2.03
VP International ...............................     02/11/2000     N/A      N/A     N/A   (24.91)     N/A     N/A    N/A   (19.09)
VP Value .......................................     02/11/2000     N/A      N/A     N/A     7.91      N/A     N/A    N/A    16.29

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................     02/11/2000     N/A      N/A     N/A    (4.59)     N/A     N/A    N/A     2.81
Berger IPT--Growth and Income Fund .............     02/11/2000     N/A      N/A     N/A    (4.56)     N/A     N/A    N/A     2.85
Berger IPT--Small Company Growth Fund ..........     02/11/2000     N/A      N/A     N/A    (6.07)     N/A     N/A    N/A     1.22
Berger/BIAM IPT-International Fund ............      02/11/2000     N/A      N/A     N/A   (15.41)     N/A     N/A    N/A    (8.85)
Berger IPT -- New Generation Fund ..............     02/11/2000     N/A      N/A     N/A    (3.62)     N/A     N/A    N/A     3.85
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................     02/11/2000     N/A      N/A     N/A    (3.50)     N/A     N/A    N/A     3.99

DREYFUS STOCK INDEX FUND .......................     02/11/2000     N/A      N/A     N/A    (4.36)     N/A     N/A    N/A     3.06

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........     02/11/2000     N/A      N/A     N/A    (2.68)     N/A     N/A    N/A     4.87
Dreyfus VIF International Value Portfolio ......     02/11/2000     N/A      N/A     N/A    (8.83)     N/A     N/A    N/A    (1.76)







                                                                       COLUMN A                           COLUMN B
                                                  SEPARATE
                                                  ACCOUNT                             10 YRS/                           10 YRS/
                                                  INCEPTION                            SINCE                             SINCE
                                                   DATE        1 YR   3 YRS  5 YRS   INCEPTION    1 YR  3 YRS  5 YRS   INCEPTION
                                                  ---------    ----   -----  ----   -----------   ----  -----  -----  ----------
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ............. 02/11/2000   N/A      N/A      N/A      (9.54)   N/A      N/A     N/A       (2.52)
Federated International Equity Fund II ......... 02/11/2000   N/A      N/A      N/A     (30.42)   N/A      N/A     N/A      (25.02)
Federated Utility Fund II            .........  02/11/2000    N/A      N/A      N/A     (8.94)    N/A      N/A     N/A       (1.88)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ..................02/11/2000   N/A      N/A      N/A       1.33    N/A      N/A     N/A        9.19
INVESCO VIF-High Yield Fund ................     02/11/2000    N/A      N/A     N/A      (9.16)   N/A      N/A     N/A       (2.11)

JANUS ASPEN SERIES
Aggressive Growth Portfolio .................... 02/11/2000   N/A      N/A      N/A     (20.86)   N/A      N/A     N/A      (14.72)
Growth Portfolio ............................... 02/11/2000   N/A      N/A      N/A      (9.41)   N/A      N/A      N/A      (2.38)
Worldwide Growth Portfolio ..................... 02/11/2000   N/A      N/A      N/A     (19.10)   N/A      N/A     N/A      (12.82)

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ............. 02/11/2000   N/A      N/A      N/A        .73    N/A      N/A     N/A        8.54
Lazard Retirement Small Cap Portfolio .......... 02/11/2000   N/A      N/A      N/A       8.15    N/A      N/A     N/A       16.54

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ...................... 02/11/2000   N/A      N/A      N/A       6.84    N/A      N/A      N/A      15.13

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .................... 02/11/2000   N/A      N/A      N/A      (8.26)   N/A      N/A      N/A      (1.14)

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................ 02/11/2000   N/A      N/A      N/A      (4.20)   N/A      N/A     N/A        3.24
Partners Portfolio ............................. 02/11/2000   N/A      N/A      N/A      (2.87)   N/A      N/A     N/A        4.67

RYDEX VARIABLE TRUST
Nova Fund ...................................... 02/11/2000   N/A      N/A      N/A     (11.52)   N/A      N/A     N/A       (4.66)
OTC Fund ...................................... 02/11/2000    N/A      N/A      N/A     (13.46)   N/A      N/A     N/A       (6.75)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio02/11/2000  N/A       N/A      N/A     (28.31)   N/A      N/A     N/A      (22.75)
Seligman Global Technology Portfolio ........... 02/11/2000   N/A      N/A      N/A     (21.60)   N/A      N/A     N/A      (15.52)





                                                                                COLUMN A                             COLUMN B
                                                 SEPARATE
                                                 ACCOUNT                            10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ......................... 02/11/2000      N/A      N/A      N/A    (.41)    N/A      N/A      N/A        7.32

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................ 02/11/2000      N/A      N/A      N/A   (5.83)    N/A      N/A     N/A         1.48

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ......................... 02/11/2000      N/A      N/A      N/A   (9.84)    N/A      N/A     N/A        (2.84)
Worldwide Emerging Markets Fund ............. 02/11/2000      N/A      N/A      N/A  (38.23)    N/A      N/A     N/A       (33.43)
Worldwide Hard Assets Fund .................. 02/11/2000      N/A      N/A      N/A    7.08     N/A      N/A     N/A        15.39
Worldwide Real Estate Fund .................. 02/11/2000      N/A      N/A      N/A    8.35     N/A      N/A     N/A        16.75

CHART 3 - CONTRACTS WITH GMIB & GMDB

TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                                                      COLUMN A                               COLUMN B
                                                     SEPARATE
                                                     ACCOUNT                             10 YRS/                          10 YRS/
                                                     INCEPTION                           SINCE                             SINCE
                                                     DATE      1 YR    3 YRS     5 YRS   INCEPTION  1 YR   3 YRS  5 YRS  INCEPTION
                                                     --------   -----  -----     -----   ---------  ----    ----   ----  ---------
CONSECO SERIES TRUST
Balanced Portfolio .............................     02/11/2000   N/A      N/A     N/A        2.01    N/A     N/A      N/A     9.93
Equity Portfolio ...............................     02/11/2000   N/A      N/A     N/A        4.28    N/A     N/A      N/A    12.37
Fixed Income Portfolio .........................     02/11/2000   N/A      N/A     N/A       (2.29)   N/A     N/A      N/A     5.29
Government Securities Portfolio ................     02/11/2000   N/A      N/A     N/A       (1.91)   N/A     N/A      N/A     5.70
Conseco 20 Focus Portfolio......................     02/11/2000   N/A      N/A     N/A       23.65    N/A     N/A      N/A    33.24
High Yield Portfolio............................     02/11/2000   N/A      N/A     N/A       (6.49)   N/A     N/A      N/A      .77

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................     02/11/2000   N/A      N/A     N/A       (8.23)   N/A     N/A      N/A    (1.11)
Alger American Leveraged AllCap Portfolio ......     02/11/2000   N/A      N/A     N/A      (15.42)   N/A     N/A      N/A    (8.86)
Alger American MidCap Growth Portfolio .........     02/11/2000   N/A      N/A     N/A        5.43    N/A     N/A      N/A    13.61
Alger American Small Capitalization Portfolio ..     02/11/2000   N/A      N/A     N/A      (22.78)   N/A     N/A      N/A   (16.79)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.





VP Income & Growth .............................     02/11/2000   N/A      N/A     N/A       (5.49)   N/A     N/A      N/A     1.84
VP International ...............................     02/11/2000   N/A      N/A     N/A      (25.06)   N/A     N/A      N/A   (19.24)
VP Value .......................................     02/11/2000   N/A      N/A     N/A        7.71    N/A     N/A      N/A    16.07

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................     02/11/2000   N/A      N/A     N/A       (4.77)   N/A     N/A      N/A     2.62
Berger IPT--Growth and Income Fund .............     02/11/2000   N/A      N/A     N/A       (4.74)   N/A      N/A     N/A     2.65
Berger IPT--Small Company Growth Fund ..........     02/11/2000   N/A      N/A     N/A       (6.25)   N/A      N/A     N/A     1.03
Berger/BIAM IPT-International Fund ............      02/11/2000   N/A      N/A     N/A      (15.57)   N/A      N/A     N/A    (9.02)
Berger IPT -- New Generation Fund ..............     02/11/2000   N/A      N/A     N/A       (3.75)   N/A     N/A      N/A     3.72
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................     02/11/2000   N/A      N/A     N/A       (3.68)   N/A     N/A      N/A     3.79

DREYFUS STOCK INDEX FUND .......................     02/11/2000   N/A      N/A     N/A       (4.54)   N/A     N/A      N/A     2.86

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........     02/11/2000   N/A      N/A     N/A       (2.87)   N/A     N/A      N/A     4.67
Dreyfus VIF International Value Portfolio ......     02/11/2000   N/A      N/A     N/A       (9.00)   N/A     N/A      N/A    (1.94)




                                                                        SEPARATE
                                                  ACCOUNT                             10 YRS/                           10 YRS/
                                                  INCEPTION                            SINCE                             SINCE
                                                     DATE      1 YR   3 YRS  5 YRS   INCEPTION    1 YR  3 YRS  5 YRS   INCEPTION
                                                  ---------    ----   -----  ----   -----------   ----  -----  -----  ----------
FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II ............. 02/11/2000   N/A      N/A      N/A      (9.71)  N/A      N/A     N/A       (2.70)
Federated International Equity Fund II ......... 02/11/2000   N/A      N/A      N/A     (30.55)  N/A      N/A     N/A      (25.16)
Federated Utility Equity Fund II        ........ 02/11/2000   N/A      N/A      N/A      (9.11)  N/A      N/A     N/A       (2.06)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ..................02/11/2000   N/A      N/A      N/A       1.14   N/A      N/A     N/A        8.98
INVESCO VIF-High Yield Fund ................     02/11/2000   N/A      N/A      N/A       (9.33) N/A     N/A      N/A       (2.30)

JANUS ASPEN SERIES
Aggressive Growth Portfolio .................... 02/11/2000   N/A      N/A      N/A     (21.01)  N/A      N/A     N/A      (14.88)
Growth Portfolio ............................... 02/11/2000   N/A      N/A      N/A      (9.58)  N/A      N/A     N/A      (2.57)
Worldwide Growth Portfolio ..................... 02/11/2000   N/A      N/A      N/A     (19.25)  N/A      N/A     N/A      (12.99)

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio ............. 02/11/2000   N/A      N/A      N/A        .54   N/A      N/A     N/A        8.34
Lazard Retirement Small Cap Portfolio .......... 02/11/2000   N/A      N/A      N/A       7.94   N/A      N/A     N/A       16.32

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ...................... 02/11/2000   N/A      N/A      N/A       6.64   N/A      N/A     N/A      14.92

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio .................... 02/11/2000   N/A      N/A      N/A      (8.43)  N/A      N/A     N/A      (1.33)





NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................ 02/11/2000   N/A      N/A      N/A      (4.38)  N/A      N/A     N/A        3.04
Partners Portfolio ............................. 02/11/2000   N/A      N/A      N/A      (3.06)  N/A      N/A     N/A        4.47

RYDEX VARIABLE TRUST
Nova Fund ...................................... 02/11/2000   N/A      N/A      N/A     (11.63)  N/A      N/A     N/A       (4.78)
OTC Fund ...................................... 02/11/2000    N/A      N/A      N/A     (13.57)  N/A      N/A     N/A       (6.86)

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio02/11/2000   N/A      N/A      N/A     (28.40)  N/A      N/A     N/A      (22.84)
Seligman Global Technology Portfolio ........... 02/11/2000   N/A      N/A      N/A     (21.70)  N/A      N/A     N/A      (15.63)







                                                                      COLUMN A                               COLUMN B
                                             SEPARATE
                                             ACCOUNT                                  10 YRS/                               10 YRS/
                                             INCEPTION                                 SINCE                                 SINCE
                                              DATE       1 YR      3 YRS     5 YRS   INCEPTION    1 YR     3 YRS    5 YRS  INCEPTION
                                              --------   -----     -----     -----   ---------    ----      ----     ----  ---------

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II ......................... 02/11/2000      N/A      N/A      N/A     (.59)    N/A      N/A      N/A        7.12

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................ 02/11/2000      N/A      N/A      N/A    (6.01)    N/A      N/A     N/A         1.28

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund ......................... 02/11/2000      N/A      N/A      N/A   (10.01)    N/A      N/A     N/A        (3.03)
Worldwide Emerging Markets Fund ............. 02/11/2000      N/A      N/A      N/A   (38.34)    N/A      N/A     N/A       (33.56)
Worldwide Hard Assets Fund .................. 02/11/2000      N/A      N/A      N/A     6.88     N/A      N/A     N/A        15.17
Worldwide Real Estate Fund .................. 02/11/2000      N/A      N/A      N/A     8.14     N/A      N/A     N/A        16.53



SECTION II

CHART 1 - STANDARD CONTRACT

TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                                                      COLUMN A                              COLUMN B
                                                    PORTFOLIO                          10 YRS/                           10 YRS/
                                                    INCEPTION                           SINCE                             SINCE
                                                      DATE    1 YR  3 YRS   5 YRS  INCEPTION  1 YR   3 YRS   5 YRS   INCEPTION
                                                   ---------- -----  -----   -----  ---------  -----  -----   -----  ----------
CONSECO SERIES TRUST
Balanced Portfolio .............................   05/01/93   34.99  15.40    19.32   19.67    45.58    18.38   20.93   20.60
Equity Portfolio ...............................   11/03/86   54.17  23.07    28.04   28.47    66.25    26.24   29.76   29.48
Fixed Income Portfolio .........................   11/03/86 (2.00)     .83     3.46    5.49     5.70     3.44    4.87    6.32
Government Securities Portfolio ................   05/01/93 (2.83)     .59     2.40    4.03     4.80     3.19    3.79    4.84
Conseco 20 Focus Portfolio......................   05/01/00   N/A    N/A      N/A     23.91    N/A      N/A     N/A     33.58
High Yield Portfolio............................   05/01/00   N/A    N/A      N/A     (6.30)   N/A      N/A     N/A      1.02

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................   12/31/89  11.12   19.35    18.48   24.16    19.85    22.42   20.08   24.19
Alger American Leveraged AllCap Portfolio ......   01/24/95  23.40   31.49    25.69   35.40    33.08    34.86   27.39   36.74
Alger American MidCap Growth Portfolio .........   04/30/93  39.65   19.24    17.11   24.71    50.60    22.31   18.70   25.19
Alger American Small Capitalization Portfolio ..   12/31/89   8.78    7.85     7.08   18.05    17.32    10.64    8.54   18.08

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................   02/06/98    .06   N/A      N/A      8.39     7.92    N/A     N/A     11.55
VP International ...............................   05/02/94  18.49   13.61    16.03   15.77    27.79    16.53   17.59   16.65
VP Value .......................................   05/01/96  (5.88)  (1.44)   N/A      7.39     1.51     1.11   N/A      9.03

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................   05/01/96 46.82    18.39    N/A     17.65    58.33    21.44   N/A     19.46
Berger IPT--Growth and Income Fund .............   05/01/96 40.73    24.40    N/A     25.03    51.77    27.60   N/A     26.95
Berger IPT--Small Company Growth Fund ..........   05/01/96 65.25    25.30    N/A     22.18    78.20    28.52   N/A     24.06
Berger/BIAM IPT-International Fund ............    04/30/97   .47     5.28    N/A      5.35     8.37     8.00   N/A      7.73
Berger IPT -- New Generation Fund ..............   05/01/00   N/A    N/A      N/A     (3.55)   N/A      N/A     N/A      3.98





                                                                                COLUMN A                            COLUMN B
                                                    PORTFOLIO                         10 YRS/                             10 YRS/
                                                    INCEPTION                          SINCE                               SINCE
                                                      DATE    1 YR    3 YRS    5 YRS  INCEPTION   1 YR   3 YRS   5 YRS  INCEPTION
                                                   ---------- -----   -----    -----  ----------  ----    -----   -----  ---------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................   10/07/93 11.69   14.97    19.39   20.95       20.46    17.93   21.00   21.77

DREYFUS STOCK INDEX FUND .......................   12/31/89  3.34   11.66    18.04   19.72       11.45    14.54   19.63   19.75

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........   04/30/96  6.04    8.82    N/A     16.23       14.37    11.63   N/A    18.00
Dreyfus VIF International Value Portfolio ......   05/01/96 (8.17)    .61    N/A      4.30       ( .95)    3.21   N/A     5.90





FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .............   03/01/94 (8.66)  (2.28)    3.96    4.73      (1.48)     .25    5.37    5.50
Federated International Equity Fund II .........   05/08/95 24.26   19.67    16.35   15.49       34.02    22.75   17.92  16.72
Federated Utility Fund II ......................   02/10/94 (6.05)  5.00      8.70    9.86        1.33     7.70   10.17  10.66

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ................    12/15/93  4.53    8.42    13.32   15.15       12.74    11.22   14.85  15.95
INVESCO VIF--High Yield Fund ...................   12/15/93 (6.91)  (0.35)    2.68    6.39         .41     2.23    4.08   7.15

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................   09/13/93 44.63   39.63    27.67   30.26       55.98    43.22   29.39  30.80
Growth Portfolio ...............................   09/13/93 16.31   20.97    21.98   22.55      25.44    24.08    23.62  23.05
Worldwide Growth Portfolio .....................   09/13/93 25.73   20.70    24.54   23.61       35.59    23.80   26.22  24.13

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .............   01/30/98 (1.96)  N/A      N/A      2.64       5.74    N/A     N/A      5.61
Lazard Retirement Small Cap Portfolio ..........   11/04/97  6.21   N/A      N/A       .83      14.55    N/A     N/A      3.51

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ......................   12/31/89  7.16    7.56    10.48   14.24      15.58    10.34    11.98   14.28

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ....................   02/06/98 (.89)   N/A      N/A      2.18       6.90    N/A      N/A      5.16

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................   12/31/89 (4.31)   (.18)    2.15    4.57       3.21     2.40    3.54     4.62
Partners Portfolio .............................   03/22/94  (.37)   (.32)   11.49   14.57       7.45     2.25   13.00    15.00

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity-Income VCT Portfolio ..........     09/14/99 (10.59) N/A      N/A    (13.34)     (3.60)   N/A     N/A     (6.81)
Pioneer Fund VCT Portfolio ...................     05/01/00   N/A   N/A      N/A     (8.26)     N/A      N/A     N/A     (1.09)

RYDEX VARIABLE TRUST
Nova Fund ....................................... 10/25/96   1.99   10.29    N/A     14.73      10.00    13.13   N/A     17.32
OTC Fund ......................................   10/25/96   33.19  41.50    N/A     42.24      43.64    45.13   N/A     45.45

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio  10/13/94   N/A   N/A      N/A    (28.26)     N/A      N/A     N/A    (22.65)
Seligman Global Technology Portfolio ...........   05/02/96   N/A   N/A      N/A    (21.55)     N/A      N/A     N/A    (15.41)





                                                                      COLUMN A                             COLUMN B
                                                 PORTFOLIO                          10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------


STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .........................  05/08/92  14.09     12.50    16.99   18.18      23.04    15.40    18.57   18.34

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................  12/31/96  47.31     31.40    N/A     34.62      58.86    34.78    N/A     37.40

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .........................  12/31/89 (13.32)    (3.18)   (1.07)   6.13      (6.50)    (.67)    .28     6.17
Worldwide Emerging Markets Fund .............  12/27/95   8.43    (13.03)    N/A     (.51)     16.94    (10.76)   N/A      .91
Worldwide Hard Assets Fund ..................  12/31/89   2.39    (10.80)   (1.36)   6.27      10.44    (8.48)   (.01)    6.30
Worldwide Real Estate Fund ..................  02/06/98    .46      N/A      N/A    (4.36)      8.35    N/A       N/A    (1.58)

Section II
CHART 2 - CONTRACTS WITH GMDB


TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:

                                                                      COLUMN A                             COLUMN B
                                                 PORTFOLIO                          10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------
CONSECO SERIES TRUST
Balanced Portfolio .............................   05/01/93 34.59    15.06    18.96   19.31      45.15    18.03   20.57  20.24
Equity Portfolio ...............................   11/03/86 53.70    22.70    27.65   28.08      65.76    25.86   29.37  29.09
Fixed Income Portfolio .........................   11/03/86 (2.29)     .48     2.96    4.93       5.39     3.08    4.36   5.76
Government Securities Portfolio ................   05/01/93 (3.13)     .29     2.09    3.71       4.49     2.88    3.48   4.53
Conseco 20 Focus Portfolio......................   05/01/00   N/A      N/A      N/A   23.76      N/A      N/A     N/A    33.41
High Yield Portfolio............................   05/01/00   N/A      N/A      N/A   (6.41)     N/A      N/A     N/A      .90

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................   12/31/89  10.79     18.94  18.18   23.57      19.49    21.99   19.78  23.60
Alger American Leveraged AllCap Portfolio ......   01/24/95  23.03     30.99  25.06   34.68      32.68    34.35   26.74  36.00
Alger American MidCap Growth Portfolio .........   04/30/93  39.23     19.49  16.93   24.41      50.15    22.56   18.51  24.89
Alger American Small Capitalization Portfolio ..   12/31/89   8.45      7.48   6.63   17.39      16.97    10.25    8.08  17.42

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................   02/06/98   (.24)    N/A      N/A    8.07       7.60    N/A     N/A    11.22
VP International ...............................   05/02/94  18.13     13.21    15.46 15.15      27.41    16.13   17.02  16.03
VP Value .......................................   05/01/96  (6.16)    (1.63)   N/A    6.74       1.21     0.91   N/A     8.37

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................   05/01/96 46.38      17.98    N/A   17.11      51.32    27.14   N/A    26.57





Berger IPT--Growth and Income Fund .............   05/01/96 40.31      23.95    N/A   24.65      57.85    21.02   N/A    18.91
Berger IPT--Small Company Growth Fund ..........   05/01/96 64.75      24.86    N/A   21.62      77.67    28.08   N/A    23.49
Berger IPT-International Fund ............         04/30/97   .17       4.97    N/A    5.03       8.04     7.68   N/A     7.41
Berger IPT -- New Generation Fund ..............   05/01/00   N/A      N/A      N/A   (3.67)     N/A      N/A     N/A     3.85




                                                                                COLUMN A                            COLUMN B
                                                    PORTFOLIO                         10 YRS/                             10 YRS/
                                                    INCEPTION                          SINCE                               SINCE
                                                      DATE    1 YR    3 YRS    5 YRS  INCEPTION     1 YR   3 YRS   5 YRS  INCEPTION
                                                   ---------- -----   -----    -----  ----------   ----    -----   -----  ---------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................   10/07/93 11.36      14.63    18.84   20.28      20.10    17.58   20.45  21.09

DREYFUS STOCK INDEX FUND .......................   12/31/89  3.03      11.28    17.66   19.11      11.12    14.14   19.24  19.14

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........   04/30/96  5.72       8.71    N/A     15.89      14.02    11.52   N/A    17.65
Dreyfus VIF International Value Portfolio ......   05/01/96 (8.45)       .53    N/A      4.00      (1.25)    3.12   N/A     5.60

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .............   03/01/94 (8.93)     (2.61)    3.60    4.33      (1.77)    (.10)   5.00   5.10
Federated International Equity Fund II .........   05/08/95 23.89      19.26    15.78   14.90      33.62    22.32   17.34  16.14
Federated Utility Fund II ......................   02/10/94 (6.33)      4.63     8.24    9.31       1.03     7.33    9.70  10.12

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ................    12/15/93  4.21       8.04    12.95   14.78      12.39    10.83   14.47  15.58
INVESCO VIF--High Yield Fund ...................   12/15/93 (7.20)     (0.69)    2.34    6.05        .10     1.87    3.73   6.80

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................   09/13/93 44.19      39.15    27.05   29.55      55.51    42.72   28.76  30.08
Growth Portfolio ...............................   09/13/93 15.96      20.55    21.38   21.87      25.06    23.65   23.02  22.38
Worldwide Growth Portfolio .....................   09/13/93 25.35      20.28    23.93   22.94      35.19    23.38   25.60  23.45

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .............   01/30/98 (2.26)     N/A      N/A      2.33       5.42    N/A     N/A     5.29
Lazard Retirement Small Cap Portfolio ..........   11/04/97  5.89      N/A      N/A       .44      14.21    N/A     N/A     3.10

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ......................   12/31/89  6.84     7.19    10.08     13.87      15.23    9.96    11.58  13.90

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ....................   02/06/98 (1.18)     N/A      N/A      1.87       6.58    N/A      N/A    4.84

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................   12/31/89 (4.59)     (.53)    1.64     6.18       2.91     2.04    3.02    6.22





Partners Portfolio .............................   03/22/94  (.67)     (.67)   10.93    13.94       7.13     1.90   12.43   14.79

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity-Income VCT Portfolio ..........     09/14/99(10.85)     N/A      N/A     (13.60)    (3.89)   N/A     N/A    (7.09)
Pioneer Fund VCT Portfolio ...................     05/01/00   N/A      N/A      N/A      (8.37)     N/A     N/A     N/A    (1.21)

RYDEX VARIABLE TRUST
Nova Fund ....................................... 10/25/96    1.68      9.96    N/A     14.38       9.67    12.79   N/A    16.97
OTC Fund ......................................   10/25/96   32.79     41.08    N/A     41.82      43.21    44.70   N/A    45.01

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio  10/13/94   N/A      N/A      N/A    (28.35)     N/A      N/A     N/A   (22.75)
Seligman Global Technology Portfolio ...........   05/02/96   N/A      N/A      N/A    (21.65)     N/A      N/A     N/A   (15.52)





                                                                      COLUMN A                             COLUMN B
                                                 PORTFOLIO                          10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .........................  05/08/92  13.74         12.11    16.45   17.52    22.67    15.00   18.02   17.68

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................  12/31/96  46.87         32.76    N/A     34.93    58.39    36.17    N/A    37.71

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .........................  12/31/89 (13.58)        (3.51)   (1.56)   5.50    (6.78)   (1.02))  (.22)   5.53
Worldwide Emerging Markets Fund .............  12/27/95   8.11         (13.34)   N/A    (0.98)   16.59    (11.07)  N/A      .43
Worldwide Hard Assets Fund ..................  12/31/89   2.09         (11.73)  (2.10)   5.71    10.11    (9.43)   (.76)   5.75
Worldwide Real Estate Fund ..................  02/06/98    .16         N/A      N/A     (5.22)    8.03    N/A      N/A    (2.46)

CHART 3 - CONTRACTS WITH GMDB and GMIB

TOTAL RETURN FOR THE PERIODS ENDED SEPTEMBER 30, 2000:


                                                                      COLUMN A                             COLUMN B
                                                 PORTFOLIO                          10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------
CONSECO SERIES TRUST
Balanced Portfolio .............................   05/01/93 34.19      14.71    18.60   18.95   44.71    17.67   20.20    19.88
Equity Portfolio ...............................   11/03/86  53.24     22.33    27.27   27.70   65.26    25.48   28.98    28.70
Fixed Income Portfolio .........................   11/03/86 (2.59)       .18     2.65    4.62    5.07     2.77    4.04     5.44
Government Securities Portfolio ................   05/01/93 (3.42)      (.01)    1.78    3.40    4.18     2.57    3.17     4.22
Conseco 20 Focus Portfolio......................   05/01/00   N/A      N/A      N/A     23.60   N/A      N/A     N/A      33.24
High Yield Portfolio............................   05/01/00   N/A      N/A      N/A     (6.53)  N/A      N/A     N/A       0.77

THE ALGER AMERICAN FUND
Alger American Growth Portfolio ................   12/31/89  10.46     18.58    17.83   23.20   19.13    21.63   19.42    23.23
Alger American Leveraged AllCap Portfolio ......   01/24/95  22.66     30.60    24.68   34.28   32.29    33.95   26.36    35.59
Alger American MidCap Growth Portfolio .........   04/30/93  38.82     19.13    16.58   24.04   49.70    22.20   18.16    24.51
Alger American Small Capitalization Portfolio ..   12/31/89   8.13      7.16     6.31   17.04   16.62     9.92    7.76    17.07

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth .............................   02/06/98   (.54)    N/A      N/A      7.74    7.28    N/A     N/A      10.89
VP International ...............................   05/02/94  17.78     12.88    15.11   14.81   27.02    15.78   16.66    15.68
VP Value .......................................   05/01/96  (6.44)    (1.93)   N/A      6.42    0.91     0.61   N/A       8.05

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund ........................   05/01/96 45.94      17.63    N/A     16.76   57.38    20.66   N/A      18.56
Berger IPT--Growth and Income Fund .............   05/01/96 39.89      23.58    N/A     24.28   50.86    26.76   N/A      26.19
Berger IPT--Small Company Growth Fund ..........   05/01/96 64.26      24.49    N/A     21.25   77.14    27.70   N/A      23.12
Berger IPT-International Fund ............         04/30/97  (.13)      4.65    N/A      4.72    7.72     7.35   N/A       7.08
Berger IPT -- New Generation Fund ..............   05/01/00   N/A      N/A      N/A     (3.79)  N/A      N/A     N/A       3.72



                                                                                COLUMN A                            COLUMN B
                                                    PORTFOLIO                         10 YRS/                             10 YRS/
                                                    INCEPTION                          SINCE                               SINCE
                                                      DATE    1 YR    3 YRS    5 YRS  INCEPTION     1 YR   3 YRS   5 YRS  INCEPTION
                                                   ---------- -----   -----    -----  ----------   ----    -----   -----  ---------
THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. ..............................   10/07/93 11.03      14.28    18.49   19.92     19.74    17.22   20.09   20.73

DREYFUS STOCK INDEX FUND .......................   12/31/89  2.72      10.94    17.31   18.75     10.79    13.80   18.89   18.78

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus VIF Disciplined Stock Portfolio ........   04/30/96  5.41       8.39    N/A     15.54     13.68    11.18   N/A     17.30
Dreyfus VIF International Value Portfolio ......   05/01/96 (8.72)       .23    N/A      3.69     (1.55)    2.82   N/A      5.28





FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II .............   03/01/94 (9.20)     (2.91)    3.29    4.01     (2.07)    (.40)   4.69    4.79
Federated International Equity Fund II .........   05/08/95 23.52      18.90    15.43   14.56     33.22    21.96   16.99   15.79
Federated Utility Fund II ......................   02/10/94 (6.61)      4.32     7.91    8.99       .73     7.01    9.37    9.79

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-Equity Income Fund ................    12/15/93  3.89       7.72    12.61   14.43     12.05    10.50   14.13   15.24
INVESCO VIF--High Yield Fund ...................   12/15/93 (7.48)     (0.99)    2.03    5.73      (.20)    1.57    3.42    6.48

JANUS ASPEN SERIES
Aggressive Growth Portfolio ....................   09/13/93 43.76      38.73    26.66   29.16     55.04    42.29   28.38   29.69
Growth Portfolio ...............................   09/13/93 15.61      20.19    21.02   21.51     24.69    23.28   22.65   22.01
Worldwide Growth Portfolio .....................   09/13/93 24.97      19.92    23.56   22.57     34.78    23.01   25.23   23.08

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio .............   01/30/98 (2.55)     N/A      N/A      2.03      5.10    N/A      N/A     4.98
Lazard Retirement Small Cap Portfolio ..........   11/04/97  5.58      N/A      N/A       .14     13.87    N/A      N/A     2.80

LORD ABBETT SERIES FUND, INC.
Growth & Income Portfolio ......................   12/31/89  6.52       6.87     9.75   13.52     14.88     9.63    11.25   13.56

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio ....................   02/06/98 (1.48)     N/A      N/A      1.57      6.26    N/A      N/A      4.53

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Limited Maturity Bond Portfolio ................   12/31/89 (4.88)      (.83)    1.33    5.86      2.60     1.74    2.71     5.90
Partners Portfolio .............................   03/22/94  (.97)      (.96)   10.60   13.60      6.80     1.59   12.09    14.44

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Equity-Income VCT Portfolio ..........     09/14/99 (11.12)    N/A      N/A    (13.86)    (4.18)   N/A     N/A     (7.37)
Pioneer Fund VCT Portfolio ...................     05/01/00   N/A      N/A      N/A     (8.48)    N/A      N/A     N/A     (1.33)

RYDEX VARIABLE TRUST
Nova Fund ....................................... 10/25/96   1.38     9.63      N/A     14.04     9.34    12.45   N/A      16.62
OTC Fund ......................................   10/25/96  32.39    40.66      N/A     41.39    42.78    44.27   N/A      44.58

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio  10/13/94   N/A      N/A      N/A    (28.45)    N/A     N/A     N/A    (22.84)
Seligman Global Technology Portfolio ...........   05/02/96   N/A      N/A      N/A    (21.75)    N/A     N/A     N/A    (15.63)





                                                                      COLUMN A                             COLUMN B
                                                 PORTFOLIO                          10 YRS/                              10 YRS/
                                                 INCEPTION                           SINCE                                SINCE
                                                   DATE    1 YR     3 YRS   5 YRS   INCEPTION     1 YR   3 YRS    5 YRS  INCEPTION
                                                ---------- -----    -----   -----   ----------   ----    -----    -----  ---------


STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II .........................  05/08/92  13.40    11.77    16.10   17.17        22.30    14.65   17.66    17.33

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong MidCap Growth Fund II ................  12/31/96  46.43    32.36    N/A     34.52        57.92    35.76    N/A     37.29

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund .........................  12/31/89 (13.84)   (3.80)   (1.86)   5.18        (7.06)   (1.31)   (.52)    5.22
Worldwide Emerging Markets Fund .............  12/27/95   7.79    (13.60)   N/A    (1.28)       16.24    (11.34)   N/A      .13
Worldwide Hard Assets Fund ..................  12/31/89   1.78    (11.99)  (2.39)   5.39         9.78    (9.70)  (1.46)    5.43
Worldwide Real Estate Fund ..................  02/06/98   (.14)   N/A      N/A     (5.50)        7.70    N/A      N/A     (2.75)



HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk.

Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For non-qualified Contracts, this cost basis is generally the purchase payments, while for qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

Regulations issued by the Treasury Department ("the Regulations") amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange.

Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to assign or pledge your Contract.

If the Contract is issued pursuant to a retirement plan which receives favorable treatment under the provision of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary.

The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in many cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after you reach age 59 1/2; (b) after your death; (c) if you become totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" and "Tax-Sheltered Annuities Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. INDIVIDUAL RETIREMENT ANNUITIES

The Contracts offered by the prospectus are designed to be suitable for use as an Individual Retirement Annuity (IRA). Generally, individuals who purchase IRAs are not taxed on increases to the value of the contributions until distribution occurs. Following is a general description of IRAs with which the Contract may be used. The description is not exhaustive and is for general informational purposes only.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on
eligibility, contributions,   transferability  and  distributions.  (See  "Tax
Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held a Roth IRA for at least five taxable years and, in addition, that the distribution is made: (i) after the individual reaches age 59 1/2, (ii) on the individual's death or disability, or (iii) as a qualified first-time home purchase (subject to a $10,000 lifetime maximum) for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions and conversions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, ("conversion deposits") unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return.

The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998. In addition, distribution of amounts attributable to conversion deposits held for less than 5 taxable years will also be subject to the penalty tax.

Purchasers of Contracts intended to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Special considerations apply to plans covering self-employed individuals, including limitations on contributions and benefits for key employees or 5 percent owners. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER
   SECTION 457

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

         attains age 70 1/2,
         separates from service,
         dies, or
         suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2 (b) following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in
Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the qualified contract; (h) from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the
Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions up to $10,000 from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service. With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); (5) in the case of hardship; or (6) made pursuant to a qualified domestic relations order, if otherwise permissible. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January

1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

MANDATORY DISTRIBUTIONS -- QUALIFIED PLANS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. There are no mandatory distribution requirements for Roth IRAs prior to death. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

The Company makes available payment plans on a fixed and variable basis.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the Contract Maintenance Charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The value of an annuity unit was arbitrarily set initially at $10. The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.




                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                    Unaudited

========================================================================================================

                                                                      Shares       Cost         Value
                                                                   -----------   ---------    ---------
ASSETS:
  Investments in portfolio shares, at net asset value (Note 2):
    The Alger American Fund:
      Growth Portfolio                                                 37,331.4   $2,215,982   $2,068,533
      Leveraged AllCap Portfolio                                       64,119.1    3,310,029    3,186,719
      MidCap Growth Portfolio                                          89,864.1    3,003,216    3,064,366
      Small Capitalization Portfolio                                   30,293.1      896,701      887,286

    American Century Variable Portfolios, Inc:
      Income and Growth Fund                                           54,699.7      424,531      418,453
      International Fund                                              116,954.6    1,319,506    1,263,109
      Value Fund                                                       63,062.2      356,944      372,067

    Berger Institutional Products Trust:
      Growth Fund                                                      31,721.9      665,639      688,999
      Growth and Income Fund                                           78,331.8    2,232,334    2,283,372
      International Fund                                                3,662.1       49,690       48,523
      New Generation Fund                                              13,928.2      144,344      145,689
      Small Company Growth Fund                                        56,174.6    1,521,027    1,536,936

    Conseco Series Trust:
      Balanced Portfolio                                              175,433.4    2,912,820    3,076,556
      Conseco 20 Focus Portfolio                                       13,515.4      173,496      181,602
      Equity Portfolio                                                 40,458.0    1,127,261    1,200,880
      Fixed Income Portfolio                                           12,278.6      116,162      116,685
      Government Securities Portfolio                                  14,941.0      166,838      167,403
      High Yield Portfolio                                             44,650.4      448,671      448,701
      Money Market Portfolio                                        4,783,966.0    4,783,966    4,783,966

    The Dreyfus Socially Responsible Growth Fund, Inc                  12,617.8      502,254      502,063

    Dreyfus Stock Index Fund                                           61,350.8    2,343,891    2,303,721

    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio                                      11,707.2      317,362      318,905
      International Value Portfolio                                     1,773.8       25,531       24,958

    Federated Insurance Series:
      High Income Bond Fund II                                         30,106.9      278,507      273,972
      International Equity Fund II                                     15,261.9      340,753      312,869
      Utility Fund II                                                  17,634.6      236,769      239,478

    Invesco Variable Investment Funds, Inc:
      Equity Income Fund                                                6,168.9      132,624      137,195
      High Yield Fund                                                  19,851.7      225,244      224,523

    Janus Aspen Series:
      Aggressive Growth Portfolio                                      88,340.6    5,046,215    4,668,801
      Growth Portfolio                                                141,769.6    4,725,884    4,526,704
      Worldwide Growth Portfolio                                       92,209.0    4,349,953    3,915,196

    Lazard Retirement Series, Inc:
      Equity Portfolio                                                  2,511.9       29,468       28,988
      Small Cap Portfolio                                              14,438.2      161,423      162,574

    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio                                      21,557.5      494,781      507,033

    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio                                       7,240.4      110,046      105,999

    The accompanying notes are an integral part of these financial statements.

                                  CONSECO VARIABLE ANNUITY ACCOUNT H
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          SEPTEMBER 30, 2000
                                              Unaudited

===========================================================================================================
                                                                         Shares        Cost         Value
                                                                      -----------    ---------    ---------
ASSETS: (CONTINUED)
  Investments in portfolio shares, at net asset value (Note 2):

    Neuberger Berman Advisers Management Trust:
      Limited Maturity Bond Portfolio                                    24,613.5      315,467      317,021
      Partners Portfolio                                                  9,999.0      159,023      160,783

    Rydex Variable Trust:
      Nova Portfolio                                                     66,064.5    1,122,360    1,061,657
      OTC Portfolio                                                      46,745.4    1,759,217    1,642,632

    Seligman Portfolios, Inc.
      Communications and Information Portfolio                           16,609.7      443,307      393,151
      Global Technology Portfolio                                        18,096.8      500,858      473,955

    Strong Variable Insurance Funds, Inc:
      Mid Cap Growth Fund II                                             88,939.4    2,913,458    3,013,267
      Strong Opportunity Fund II, Inc                                    22,656.7      631,322      623,060

    Van Eck Worldwide Insurance Trust:
      Worldwide Bond Fund                                                 2,514.5       24,576       24,793
      Worldwide Emerging Markets Fund                                    27,256.0      339,799      293,820
      Worldwide Hard Assets Fund                                          8,153.7       99,881       96,051
      Worldwide Real Estate Fund                                          2,892.7       29,396       29,564

-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     52,322,578


LIABILITIES:
  Amounts payable to Conseco Variable Insurance Company                                              56,282
                                                                                                -----------

           NET ASSETS (NOTE 6)                                                                  $52,266,296
===========================================================================================================

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                    Unaudited

====================================================================================================================================
                                                                                                          Reported    Sub - Account
                                                                          Units         Unit Value          Value         Total
                                                                        --------------------------        ---------   --------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      The Alger American Fund:
         Growth Portfolio
            Standard                                                     89,500.8       $18.140001        1,623,544
            GMDB * (See note below)                                      18,803.8        18.089980          340,160
            GMDB & GMIB * (See note below)                                5,691.7        18.040096          102,679        2,066,383
                                                                                                                      --------------
         Leveraged AllCap Portfolio
            Standard                                                     92,937.5        24.874542        2,311,779
            GMDB                                                         26,857.5        24.805952          666,227
            GMDB & GMIB                                                   8,287.3        24.737551          205,009        3,183,015
                                                                                                                      --------------
         Midcap Growth Portfolio
            Standard                                                    120,864.0        19.384003        2,342,828
            GMDB                                                         34,970.6        19.330580          676,002
            GMDB & GMIB                                                   2,205.0        19.277304           42,506        3,061,336
                                                                                                                      --------------
         Small Capitalization Portfolio
            Standard                                                     34,679.6        14.224235          493,291
            GMDB                                                         16,179.3        14.184983          229,503
            GMDB & GMIB                                                  11,550.6        14.145840          163,392          886,186
                                                                                                                      --------------
      American Century Variable Portfolios, Inc:
         Income and Growth Fund
            Standard                                                     23,721.1        13.355742          316,813
            GMDB                                                          4,617.2        13.318917           61,496
            GMDB & GMIB                                                   2,988.7        13.282193           39,696          418,005
                                                                                                                      --------------
         International Fund
            Standard                                                     66,318.6        15.617213        1,035,712
            GMDB                                                         14,212.1        15.574183          221,342
            GMDB & GMIB                                                     315.6        15.531270            4,902        1,261,956
                                                                                                                      --------------
         Value Fund
            Standard                                                     30,804.2        10.330874          318,234
            GMDB                                                          3,629.6        10.302377           37,394
            GMDB & GMIB                                                   1,560.7        10.273958           16,034          371,662
                                                                                                                      --------------
      Berger Institutional Products Trust:
         Growth Fund
            Standard                                                     28,649.0        17.587851          503,874
            GMDB                                                          8,811.9        17.539373          154,556
            GMDB & GMIB                                                   1,706.9        17.491027           29,856          688,286
                                                                                                                      --------------
         Growth and Income Fund
            Standard                                                     85,325.1        20.931583        1,785,989
            GMDB                                                         18,993.7        20.873896          396,472
            GMDB & GMIB                                                   4,730.1        20.816367           98,463        2,280,924
                                                                                                                      --------------
         International Fund
            Standard                                                      3,863.7        12.549336           48,486
            GMDB                                                              0.0        12.514723                0
            GMDB & GMIB                                                       0.0        12.480205                0           48,486
                                                                                                                      --------------
         New Generation Fund
            Standard                                                      8,886.1        10.398444           92,401
            GMDB                                                          4,668.8        10.385300           48,487
            GMDB & GMIB                                                     449.8        10.372172            4,666          145,554
                                                                                                                      --------------
         Small Company Growth Fund
            Standard                                                     45,324.4        21.305720          965,669
            GMDB                                                         21,534.5        21.247017          457,544
            GMDB & GMIB                                                   5,284.2        21.188476          111,964        1,535,177
                                                                                                                      --------------
      Conseco Series Trust:
         Balanced Portfolio
            Standard                                                    159,592.2        16.374883        2,613,304
            GMDB                                                         25,265.3        16.329750          412,577
            GMDB & GMIB                                                   2,915.3        16.284742           47,474        3,073,355
                                                                                                                      --------------
         Conseco 20 Focus
            Standard                                                     11,274.4        13.357758          150,601
            GMDB                                                          2,311.7        13.340910           30,841
            GMDB & GMIB                                                       0.0        13.324083                0          181,442
                                                                                                                      --------------
         Equity Portfolio
            Standard                                                     46,480.8        20.305953          943,837
            GMDB                                                         12,311.1        20.249990          249,299
            GMDB & GMIB                                                     314.9        20.194180            6,359        1,199,495
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                    Unaudited

====================================================================================================================================
                                                                                                          Reported    Sub - Account
                                                                          Units         Unit Value          Value         Total
                                                                        --------------------------        ---------   --------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:

      Conseco Series Trust (continued):
         Fixed Income Portfolio
            Standard                                                      6,553.8        10.773243           70,606
            GMDB                                                            921.5        10.743535            9,900
            GMDB & GMIB                                                   3,363.8        10.713909           36,040          116,546
                                                                                                                      --------------
         Government Securities Portfolio
            Standard                                                     12,695.5        10.671679          135,482
            GMDB                                                            629.9        10.642251            6,704
            GMDB & GMIB                                                   2,359.1        10.612904           25,037          167,223
                                                                                                                      --------------
         High Yield Portfolio
            Standard                                                     44,369.3        10.102369          448,235
            GMDB                                                              0.0        10.089591                0
            GMDB & GMIB                                                       0.0        10.076830                0          448,235
                                                                                                                      --------------
         Money Market Portfolio
            Standard                                                    395,684.4        11.056453        4,374,866
            GMDB                                                         23,902.8        11.025968          263,552
            GMDB & GMIB                                                  12,848.0        10.995567          141,272        4,779,690
                                                                                                                      --------------
      The Dreyfus Socially Responsible Growth Fund, Inc
            Standard                                                     22,909.5        15.852828          363,180
            GMDB                                                          7,921.9        15.809130          125,238
            GMDB & GMIB                                                     830.4        15.765552           13,092          501,510
                                                                                                                      --------------
      Dreyfus Stock Index Fund
            Standard                                                    110,547.2        14.043409        1,552,459
            GMDB                                                         47,710.6        14.004694          668,172
            GMDB & GMIB                                                   5,762.4        13.966085           80,478        2,301,109
                                                                                                                      --------------
      Dreyfus Variable Investment Fund:
         Disciplined Stock Portfolio
            Standard                                                     20,753.2        12.552580          260,506
            GMDB                                                          3,017.9        12.517972           37,779
            GMDB & GMIB                                                   1,622.4        12.483458           20,253          318,538
                                                                                                                      --------------
         International Value Portfolio
            Standard                                                      2,033.9        10.798062           21,962
            GMDB                                                              0.0        10.768269                0
            GMDB & GMIB                                                     277.4        10.738557            2,979           24,941
                                                                                                                      --------------
      Federated Insurance Series:
         High Income Bond Fund II
            Standard                                                     19,089.2         9.678278          184,751
            GMDB                                                          8,404.9         9.651585           81,120
            GMDB & GMIB                                                     817.7         9.624965            7,870          273,741
                                                                                                                      --------------
         International Equity Fund II
            Standard                                                     12,706.3        17.736201          225,361
            GMDB                                                          4,090.5        17.687329           72,351
            GMDB & GMIB                                                     839.5        17.638591           14,808          312,520
                                                                                                                      --------------
         Utility Fund II
            Standard                                                     20,429.8        11.232507          229,478
            GMDB                                                            870.3        11.201516            9,749
            GMDB & GMIB                                                       0.0        11.170610                0          239,227
                                                                                                                      --------------
      Invesco Variable Investment Funds, Inc:
         Equity Income Fund
            Standard                                                      6,932.1        12.228354           84,768
            GMDB                                                          3,898.2        12.194632           47,538
            GMDB & GMIB                                                     388.7        12.161002            4,727          137,033
                                                                                                                      --------------
         High Yield Fund
            Standard                                                     21,764.5         9.968372          216,956
            GMDB                                                             60.0         9.940881              596
            GMDB & GMIB                                                     672.4         9.913466            6,666          224,218
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                    Unaudited

====================================================================================================================================

                                                                                                          Reported    Sub - Account
                                                                          Units         Unit Value          Value         Total
                                                                        --------------------------        ---------   --------------

NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      Janus Aspen Series:
         Aggressive Growth Portfolio
            Standard                                                    119,140.7        28.087299        3,346,340
            GMDB                                                         39,665.7        28.009800        1,111,029
            GMDB & GMIB                                                   7,379.9        27.932514          206,138        4,663,507
                                                                                                                      --------------
         Growth Portfolio
            Standard                                                    169,026.9        18.318764        3,096,365
            GMDB                                                         59,928.3        18.268250        1,094,785
            GMDB & GMIB                                                  18,138.5        18.217875          330,446        4,521,596
                                                                                                                      --------------
         Worldwide Growth Portfolio
            Standard                                                    164,986.5        18.441370        3,042,577
            GMDB                                                         34,111.4        18.390550          627,327
            GMDB & GMIB                                                  13,130.9        18.339871          240,819        3,910,723
                                                                                                                      --------------
      Lazard Retirement Series, Inc:
         Equity Portfolio
            Standard                                                      2,104.8        11.569657           24,352
            GMDB                                                              0.0        11.537764                0
            GMDB & GMIB                                                     399.9        11.505958            4,601           28,953
                                                                                                                      --------------
         Small Cap Portfolio
            Standard                                                     13,632.0        10.954304          149,329
            GMDB                                                          1,203.1        10.924102           13,143
            GMDB & GMIB                                                       0.0        10.893982                0          162,472
                                                                                                                      --------------
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio
            Standard                                                     18,367.6        13.073428          240,128
            GMDB                                                         18,992.2        13.037387          247,608
            GMDB & GMIB                                                   1,422.9        13.001445           18,499          506,235
                                                                                                                      --------------
      Mitchell Hutchins Series Trust:
         Growth and Income Portfolio
            Standard                                                      4,407.4        11.423744           50,349
            GMDB                                                          3,737.1        11.392244           42,573
            GMDB & GMIB                                                   1,139.2        11.360829           12,942          105,864
                                                                                                                      --------------
      Neuberger Berman Advisers Management Trust:
         Limited Maturity Bond Portfolio
            Standard                                                     24,393.4        10.562111          257,645
            GMDB                                                          1,615.0        10.532987           17,011
            GMDB & GMIB                                                   4,015.4        10.503942           42,177          316,833
                                                                                                                      --------------
         Partners Portfolio
            Standard                                                      4,640.8        10.551269           48,966
            GMDB                                                         10,609.8        10.522165          111,638
            GMDB & GMIB                                                       0.0        10.493140                0          160,604
                                                                                                                      --------------
      Rydex Variable Trust:
         Nova Portfolio:
            Standard                                                     58,308.3        17.572956        1,024,650
            GMDB                                                          1,796.0        17.550710           31,521
            GMDB & GMIB                                                     251.1        17.528493            4,401        1,060,572
                                                                                                                      --------------
         OTC Portfolio:
            Standard                                                     42,658.0        36.494889        1,556,800
            GMDB                                                          1,501.2        36.448647           54,716
            GMDB & GMIB                                                     807.6        36.402463           29,399        1,640,915
                                                                                                                      --------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Standard                                                     41,126.0         7.735170          318,117
            GMDB                                                          9,230.5         7.725370           71,309
            GMDB & GMIB                                                     426.5         7.715582            3,291          392,717
                                                                                                                      --------------
         Global Technology Portfolio
            Standard                                                     49,836.7         8.458632          421,550
            GMDB                                                          5,033.1         8.447926           42,519
            GMDB & GMIB                                                   1,122.7         8.437233            9,472          473,541
                                                                                                                      --------------

   The accompanying notes are an integral part of these financial statements.

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
                                    Unaudited

====================================================================================================================================

                                                                                                          Reported    Sub - Account
                                                                          Units         Unit Value          Value         Total
                                                                        --------------------------        ---------   --------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      Strong Variable Insurance Funds, Inc:
         Mid Cap Growth Fund II
            Standard                                                     87,515.8        25.850517        2,262,329
            GMDB                                                         22,573.7        25.779249          581,933
            GMDB & GMIB                                                   6,441.9        25.708176          165,609        3,009,871
                                                                                                                      --------------
      Strong Opportunity Fund II, Inc
            Standard                                                     22,325.8        15.164171          338,552
            GMDB                                                         17,122.5        15.122368          258,933
            GMDB & GMIB                                                   1,646.3        15.080679           24,827          622,312
                                                                                                                      --------------
      Van Eck Worldwide Insurance Trust:
         Worldwide Bond Fund
            Standard                                                      1,484.8         9.595568           14,247
            GMDB                                                          1,099.9         9.569097           10,525
            GMDB & GMIB                                                       0.0         9.542698                0           24,772
                                                                                                                      --------------
         Worldwide Emerging Markets Fund
            Standard                                                     27,626.5         9.950003          274,883
            GMDB                                                            267.9         9.922557            2,659
            GMDB & GMIB                                                   1,612.4         9.895186           15,955          293,497
                                                                                                                      --------------
         Worldwide Hard Assets Fund
            Standard                                                     10,592.2         9.062094           95,987
            GMDB                                                              0.0         9.037102                0
            GMDB & GMIB                                                       0.0         9.012179                0           95,987
                                                                                                                      --------------
         Worldwide Real Estate Fund
            Standard                                                      1,730.3         9.437128           16,329
            GMDB                                                          1,402.9         9.411103           13,203
            GMDB & GMIB                                                       0.0         9.385150                0           29,532
                                                                                                                      --------------


               NET ASSETS                                                                                             $   52,266,296
====================================================================================================================================

            * GMDB = Guaranteed minimum death benefit
            * GMIB = Guaranteed minimum income benefit

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  AMERICAN
                                                                                                                  CENTURY
                                                                                                                  VARIABLE
                                                                                   THE ALGER AMERICAN FUNDS      PORTFOLIOS
          CONSECO VARIABLE ANNUITY ACCOUNT H                ------------------------------------------------------------------
               STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 11, 2000 TO SEPTEMBER 30, 2000
                       Unaudited                                          Leveraged                  Small       Income and
                                                              Growth       All Cap      MidCap   Capitalization    Growth
                                                            ==================================================================
Investment income:
    Dividends from investments in portfolio shares            $81,098     $142,436      $98,595     $122,528       $      --
-------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense risk fees                             7,614       14,988        9,759        3,859           1,876
-------------------------------------------------------------------------------------------------------------------------------
               Net investment income                           73,484      127,448       88,836      118,669          (1,876)
-------------------------------------------------------------------------------------------------------------------------------

Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments:
    Net realized gains (losses) on sales
      of investments in portfolio shares                      (18,772)     (56,223)     (18,041)    (139,031)         (3,248)
    Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares                                       (147,449)    (123,310)      61,150       (9,415)         (6,079)
-------------------------------------------------------------------------------------------------------------------------------

               Net gain (loss) on investments
                 in portfolio shares                         (166,221)    (179,533)      43,109     (148,446)         (9,327)
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets from operations        ($92,737)    ($52,085)    $131,945     ($29,777)       ($11,203)
===============================================================================================================================


       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                  CONSECO SERIES TRUST
         (CONTINUED)                          BERGER INSTITUTIONAL PRODUCTS TRUST                               PORTFOLIOS
 --------------------------- --------------------------------------------------------------------------  ------------------------


                                               Growth and                        New        Small                        Conseco
International       Value          Growth        Income      International    Generation   Company       Balanced       20 Focus
================================================================================================================================

        --     $      --       $     --       $      --      $     --       $   --      $      --        $ 25,622       $    --
--------------------------------------------------------------------------------------------------------------------------------

     3,678          1,913          2,749          7,471           180          258          7,571           9,875           512
--------------------------------------------------------------------------------------------------------------------------------
    (3,678)        (1,913)        (2,749)        (7,471)         (180)        (258)        (7,571)         15,747          (512)
--------------------------------------------------------------------------------------------------------------------------------



    (5,327)       (13,187)        (7,862)        (3,295)         (445)         357         25,124         (12,771)       17,672

   (56,397)        15,123         23,360         51,038        (1,167)       1,345         15,908         163,737         8,106
--------------------------------------------------------------------------------------------------------------------------------

   (61,724)         1,936         15,498         47,743        (1,612)       1,702         41,032         150,966        25,778
--------------------------------------------------------------------------------------------------------------------------------

  ($65,402)           $23        $12,749        $40,272       ($1,792)      $1,444        $33,461        $166,713       $25,266
================================================================================================================================

                    CONSECO SERIES TRUST PORTFOLIOS                                                   DREYFUS VARIABLE
                             (CONTINUED)                                                              INVESTMENT FUNDS
---------------------------------------------------------------                                ---------------------------------
                                                                    DREYFUS
                                                                   SOCIALLY        DREYFUS
                  Fixed       Government        High     Money    RESPONSIBLE       STOCK       Disciplined     International
   Equity         Income      Securities       Yield     Market      GROWTH         INDEX          Stock            Value
=================================================================================================================================

$     24          $1,763        $2,271        $3,315    $75,569       $10         $10,768              $1             $36
---------------------------------------------------------------------------------------------------------------------------------

   4,917             307           448           868     17,809     2,246          11,548           1,513              68
---------------------------------------------------------------------------------------------------------------------------------
  (4,893)          1,456         1,823         2,447     57,760    (2,236)           (780)         (1,512)            (32)
---------------------------------------------------------------------------------------------------------------------------------




  67,525             396           484           110          0       594           2,669           1,324               1

  73,619             523           565            30          0      (191)        (40,169)          1,543            (573)
---------------------------------------------------------------------------------------------------------------------------------


 141,144             919         1,049           140          0       403         (37,500)          2,867            (572)
---------------------------------------------------------------------------------------------------------------------------------

$136,251          $2,375        $2,872        $2,587    $57,760   ($1,833)       ($38,280)         $1,355           ($604)
=================================================================================================================================
















                                                      INVESCO VARIABLE
          FEDERATED INSURANCE SERIES                  INSURANCE FUNDS
-------------------------------------------    -------------------------------


 High Income     International                   Equity
   Bond II         Equity II      Utility II     Income        High Yield
==============================================================================

$       --             $27          $1,919            --      $       --
------------------------------------------------------------------------------

       493           1,183           1,043           782           2,317
------------------------------------------------------------------------------
     (493)          (1,156)            876          (782)         (2,317)
------------------------------------------------------------------------------




       408          (3,450)         (5,323)        1,615           6,888

   (4,534)         (27,883)          2,709         4,572            (721)
------------------------------------------------------------------------------


   (4,126)         (31,333)         (2,614)        6,187           6,167
------------------------------------------------------------------------------

  ($4,619)        ($32,489)        ($1,738)       $5,405          $3,850
==============================================================================

                                                       LAZARD RETIREMENT
       JANUS ASPEN SERIES PORTFOLIOS                   SERIES PORTFOLIOS              LORD         MITCHELL
 ------------------------------------------      ------------------------------       ABBETT        HUTCHINS
                                                                                      SERIES         SERIES
                                                                                      TRUST          TRUST
 Aggressive                      Worldwide                                            GROWTH         GROWTH
   Growth          Growth          Growth             Equity           Small Cap    AND INCOME     AND INCOME
=================================================================================================================

$  $405,153        $240,887        $239,560              $3               $ 8      $    --        $    --
-----------------------------------------------------------------------------------------------------------------

     22,650          21,997          18,361             102               545         2,792            565
-----------------------------------------------------------------------------------------------------------------
    382,503         218,890         221,199             (99)             (537)       (2,792)          (565)
-----------------------------------------------------------------------------------------------------------------




    (64,089)        (11,504)        (49,151)             (1)            3,479         7,838             146


   (377,414)       (199,180)       (434,757)           (481)            1,151         12,252         (4,046)
------------------------------------------------------------------------------------------------------------------

   (441,503)       (210,684)       (483,908)           (482)            4,630         20,090         (3,900)
------------------------------------------------------------------------------------------------------------------

   ($59,000)         $8,206       ($262,709)          ($581)           $4,093        $17,298        ($4,465)
==================================================================================================================


                                                                                           STRONG
      NEUBERGER BERMAN                                                                    VARIABLE
    ADVISERS MANAGEMENT                                                                   INSURANCE
     TRUST PORTFOLIOS            RYDEX VARIABLE TRUST           SELIGMAN PORTFOLIOS         FUNDS
--------------------------     -------------------------    ---------------------------   ---------
                                                            Communications                               STRONG
    Limited                                                       and         Global       Mid Cap    OPPORTUNITY
 Maturity Bond    Partners          Nova           OTC        Information   Technology    Growth II     FUND II
==================================================================================================================

$      --        $      --        $51,583        $56,575     $     --       $    --      $     --      $     --
------------------------------------------------------------------------------------------------------------------

      355              890          3,360          4,652          872           827         9,723         2,930
------------------------------------------------------------------------------------------------------------------
     (355)            (890)        48,223         51,923         (872)         (827)       (9,723)       (2,930)
------------------------------------------------------------------------------------------------------------------



      804              125         72,373        157,242       (1,897)         (163)       11,693           753

    1,554            1,761        (60,704)      (116,585)     (50,156)      (26,903)       99,809        (8,263)
------------------------------------------------------------------------------------------------------------------

    2,358            1,886         11,669         40,657      (52,053)      (27,066)      111,502        (7,510)
------------------------------------------------------------------------------------------------------------------

   $2,003             $996        $59,892        $92,580     ($52,925)     ($27,893)     $101,779      ($10,440)
=================================================================================================================



    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------------------------------


              Emerging      Hard        Real       Combined
    Bond       Markets     Assets      Estate        Total
=============================================================

  $     --    $     --    $     --    $     --     $1,559,751
-----------------------------------------------   -----------

        93       1,479         343         811        211,192
-------------------------------------------------------------
       (93)     (1,479)       (343)       (811)     1,348,559
-------------------------------------------------------------



       391     (14,543)     (8,555)    (13,082)       (69,949)

       217     (45,979)     (3,830)        168     (1,205,946)
-------------------------------------------------------------

       608     (60,522)    (12,385)    (12,914)    (1,275,895)
-------------------------------------------------------------

      $515    ($62,001)   ($12,728)   ($13,725)       $72,664
=============================================================


                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS               PORTFOLIOS
       STATEMENT OF CHANGES IN NET ASSETS                    -----------------------------------------------------------------------
 For the Period February 11, 2000 to September 30, 2000
                        Unaudited
                                                                             Leveraged                      Small       Income and
                                                                Growth        All Cap         MidCap     Capitalization    Growth
                                                             =======================================================================
Changes from operations:
  Net investment income                                         $73,484       $127,448        $88,836       $118,669        ($1,876)
  Net realized gains (losses) on sales of investments
    in portfolio shares                                         (18,772)       (56,223)       (18,041)      (139,031)        (3,248)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares                         (147,449)      (123,310)        61,150         (9,415)        (6,079)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                         (92,737)       (52,085)       131,945        (29,777)       (11,203)
------------------------------------------------------------------------------------------------------------------------------------

Changes from contract owners' transactions:
  Net contract purchase payments                              1,929,434      2,969,162      2,041,020        797,207        383,646
  Contract redemptions                                           (7,468)        (5,374)       (25,922)        (2,813)        (4,638)
  Net transfers                                                 237,154        271,311        914,293        121,570         50,201
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions                         2,159,120      3,235,099      2,929,391        915,964        429,209
------------------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease) in net assets                 2,066,383      3,183,014      3,061,336        886,187        418,006
------------------------------------------------------------------------------------------------------------------------------------

Net assets, beginning of period                                       0              0              0              0              0
------------------------------------------------------------------------------------------------------------------------------------

        Net assets, end of period (Note 6)                   $2,066,383     $3,183,014     $3,061,336       $886,187       $418,006
====================================================================================================================================


       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                  CONSECO SERIES TRUST
         (CONTINUED)                          BERGER INSTITUTIONAL PRODUCTS TRUST                               PORTFOLIOS
 --------------------------- --------------------------------------------------------------------------  -----------------------


                                               Growth and                      New         Small                        Conseco
International      Value          Growth         Income     International   Generation    Company         Balanced      20 Focus
================================================================================================================================


   ($3,678)       ($1,913)       ($2,749)       ($7,471)        ($180)       ($258)       ($7,571)        $15,747         ($512)

    (5,327)       (13,187)        (7,862)        (3,295)         (445)         357         25,124         (12,771)       17,672

   (56,397)        15,123         23,360         51,038        (1,167)       1,345         15,908         163,737         8,106
--------------------------------------------------------------------------------------------------------------------------------

   (65,402)            23         12,749         40,272        (1,792)       1,444         33,461         166,713        25,266
--------------------------------------------------------------------------------------------------------------------------------


   672,967        215,524        614,800      1,915,077        49,965      127,694      1,435,749       2,818,782       121,720
    (6,786)        (3,711)       (11,650)        (8,784)            0          (43)       (20,958)        (23,945)          (44)
   661,177        159,826         72,386        334,359           313       16,459         86,925         111,805        34,500
--------------------------------------------------------------------------------------------------------------------------------

 1,327,358        371,639        675,536      2,240,652        50,278      144,110      1,501,716       2,906,642       156,176
--------------------------------------------------------------------------------------------------------------------------------

 1,261,956        371,662        688,285      2,280,924        48,486      145,554      1,535,177       3,073,355       181,442
--------------------------------------------------------------------------------------------------------------------------------

         0              0              0              0             0            0              0               0             0
--------------------------------------------------------------------------------------------------------------------------------

$1,261,956       $371,662       $688,285     $2,280,924       $48,486     $145,554     $1,535,177      $3,073,355      $181,442
================================================================================================================================



                     CONSECO SERIES TRUST PORTFOLIOS
                               (CONTINUED)
-----------------------------------------------------------------------
                                                                           DREYFUS
                                                                           SOCIALLY        DREYFUS
                    Fixed       Government       High         Money       RESPONSIBLE       STOCK
    Equity          Income      Securities      Yield         Market         GROWTH         INDEX
========================================================================================================


   ($4,893)         $1,456        $1,823        $2,447         $57,760   ($2,236)          ($780)

    67,525             396           484           110               0       594           2,669

    73,619             523           565            30               0      (191)        (40,169)
--------------------------------------------------------------------------------------------------------

   136,251           2,375         2,872         2,587          57,760    (1,833)        (38,280)
--------------------------------------------------------------------------------------------------------


   909,003          86,855       148,073        24,649      10,379,528    487,505       2,245,965
    (9,212)           (178)       (1,458)         (756)       (169,566)      (337)        (26,724)
   163,453          27,493        17,736       421,755      (5,488,033)    16,175         120,148
--------------------------------------------------------------------------------------------------------

 1,063,244         114,170       164,351       445,648       4,721,929    503,343       2,339,389
--------------------------------------------------------------------------------------------------------

 1,199,495         116,545       167,223       448,235       4,779,689    501,510       2,301,109
---------------------------------------------------------------------------------------------------------

         0               0             0             0               0          0               0
--------------------------------------------------------------------------------------------------------

$1,199,495        $116,545      $167,223      $448,235      $4,779,689   $501,510      $2,301,109
========================================================================================================


      DREYFUS VARIABLE                                                             INVESCO VARIABLE
       INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES                INSURANCE FUNDS
------------------------------  -------------------------------------------    ------------------------


Disciplined     International    High Income    International                   Equity
   Stock            Value          Bond II        Equity II     Utility II      Income        High Yield
=============================================================================================================


 ($1,512)           ($32)           ($493)        ($1,156)           $876          ($782)        ($2,317)

   1,324               1              408          (3,450)         (5,323)         1,615           6,888

   1,543            (573)          (4,534)        (27,883)          2,709          4,572            (721)
-------------------------------------------------------------------------------------------------------------

   1,355            (604)          (4,619)        (32,489)         (1,738)         5,405           3,850
-------------------------------------------------------------------------------------------------------------


  290,626          13,885          76,546         322,151         214,968        147,900         655,582
     (987)              0            (636)         (1,131)           (875)             0            (683)
   27,544          11,661         202,450          23,989          26,872        (16,273)       (434,531)
-------------------------------------------------------------------------------------------------------------

  317,183          25,546         278,360         345,009         240,965        131,627         220,368
-------------------------------------------------------------------------------------------------------------

  318,538          24,942         273,741         312,520         239,227        137,032         224,218
-------------------------------------------------------------------------------------------------------------

        0               0               0               0               0              0               0
-------------------------------------------------------------------------------------------------------------

 $318,538         $24,942        $273,741        $312,520        $239,227       $137,032        $224,218
=============================================================================================================

                                                         LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS                   SERIES PORTFOLIOS              LORD         MITCHELL
   ------------------------------------------      ------------------------------      ABBETT        HUTCHINS
                                                                                       SERIES         SERIES
                                                                                       TRUST          TRUST
  Aggressive                      Worldwide                                            GROWTH         GROWTH
    Growth          Growth          Growth             Equity           Small Cap    AND INCOME     AND INCOME
================================================================================================================


    $382,503        $218,890        $221,199            ($99)            ($537)      ($2,792)         ($565)
                                                                                       7,838            146
     (64,089)        (11,504)        (49,151)             (1)            3,479
                                                                                      12,252         (4,046)
    (377,414)       (199,180)       (434,757)           (481)            1,151
----------------------------------------------------------------------------------------------------------------

     (59,000)          8,206        (262,709)           (581)            4,093        17,298         (4,465)
----------------------------------------------------------------------------------------------------------------


   4,826,696       4,663,317       4,063,576          29,535            52,748       461,663        111,163
     (28,341)        (33,937)        (22,507)              0                 0        (4,112)          (700)
     (75,849)       (115,991)        132,363               0           105,631        31,387           (133)
----------------------------------------------------------------------------------------------------------------

   4,722,506       4,513,389       4,173,432          29,535           158,379       488,938        110,330
----------------------------------------------------------------------------------------------------------------

   4,663,506       4,521,595       3,910,723          28,954           162,472       506,236        105,865
----------------------------------------------------------------------------------------------------------------

           0               0               0               0                 0             0              0
----------------------------------------------------------------------------------------------------------------

  $4,663,506      $4,521,595      $3,910,723         $28,954          $162,472      $506,236       $105,865
================================================================================================================



                                                                                           STRONG
     NEUBERGER BERMAN                                                                     VARIABLE
   ADVISERS MANAGEMENT                                                                   INSURANCE
    TRUST PORTFOLIOS            RYDEX VARIABLE TRUST             SELIGMAN PORTFOLIOS       FUNDS
 ------------------------     -------------------------      --------------------------  ---------

                                                             Communications                            STRONG
    Limited                                                       and         Global     Mid Cap    OPPORTUNITY
 Maturity Bond    Partners          Nova           OTC        Information   Technology   Growth II     FUND II
================================================================================================================


     ($355)         ($890)       $48,223        $51,923         ($872)        ($827)     ($9,723)      ($2,930)
       804            125         72,373        157,242        (1,897)         (163)      11,693           753

     1,554          1,761        (60,704)      (116,585)      (50,156)      (26,903)      99,809        (8,263)

----------------------------------------------------------------------------------------------------------------

     2,003            996         59,892         92,580       (52,925)      (27,893)     101,779       (10,440)
----------------------------------------------------------------------------------------------------------------


   140,286        158,377        190,482        623,918       269,459       180,086     1,879,322      625,331
      (231)             0        (13,347)       (14,240)         (603)       (1,518)      (11,122)        (964)
   174,775          1,231        823,545        938,657       176,786       322,866     1,039,893        8,386
----------------------------------------------------------------------------------------------------------------

   314,830        159,608      1,000,680      1,548,335       445,642       501,434     2,908,093      632,753
----------------------------------------------------------------------------------------------------------------

   316,833        160,604      1,060,572      1,640,915       392,717       473,541     3,009,872      622,313
----------------------------------------------------------------------------------------------------------------

         0              0              0              0             0             0             0            0
----------------------------------------------------------------------------------------------------------------

  $316,833       $160,604     $1,060,572     $1,640,915      $392,717      $473,541     $3,009,872    $622,313
================================================================================================================

              VAN ECK WORLDWIDE INSURANCE FUNDS
-----------------------------------------------------------


             Emerging     Hard        Real       Combined
    Bond     Markets     Assets      Estate        Total
===========================================================


   ($93)    ($1,479)      ($343)      ($811)    $1,348,559

    391     (14,543)     (8,555)    (13,082)       (69,949)

    217     (45,979)     (3,830)        168     (1,205,946)
-----------------------------------------------------------

    515     (62,001)    (12,728)    (13,725)        72,664
-----------------------------------------------------------


 15,050     418,418       6,800      66,554     50,878,764
   (218)     (4,706)       (299)     (6,296)      (477,820)
  9,424     (58,213)    102,213     (17,001)     1,792,688
-----------------------------------------------------------

 24,256     355,499     108,714      43,257     52,193,632
-----------------------------------------------------------

 24,771     293,498      95,986      29,532     52,266,296
-----------------------------------------------------------

      0           0           0           0              0
-----------------------------------------------------------

$24,771    $293,498     $95,986     $29,532    $52,266,296
===========================================================


The accompanying notes are an integral part of these financial statements

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

(1)  GENERAL

     Conseco Variable Annuity Account H ("Account H") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

Currently, the following investment options are available:

THE ALGER AMERICAN FUND
     Growth Portfolio
     Leveraged AllCap Portfolio
     MidCap Growth Portfolio
     Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Income and Growth Fund
     International Fund
     Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
     Growth Fund
     Growth and Income Fund
     International Fund
     New Generation Fund
     Small Company Growth Fund

CONSECO SERIES TRUST
     Balanced Portfolio
     Conseco 20 Focus Portfolio
     Equity Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     High Yield Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
     Disciplined Stock Portfolio
     International Value Portfolio

FEDERATED INSURANCE SERIES
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
     Equity Income Fund
     High Yield Fund

JANUS ASPEN SERIES
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
     Equity Portfolio
     Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio
     Partners Portfolio

RYDEX VARIABLE TRUST
     Nova Fund
     OTC Fund

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

(1)  GENERAL (CONTINUED)

SELIGMAN PORTFOLIOS, INC.
     Communications and Information Portfolio
     Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
     Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II

VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.


(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares were $71,095,680 for the period February 11,2000 through September 30, 2000. The aggregate proceeds from sales of investments in portfolio shares were $17,497,205 for the period February 11, 2000 through September 30, 2000.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of

                       CONSECO VARIABLE ANNUITY ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                   Unaudited

Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $211,192 for the period February 11, 2000 through September 30, 2000.

     Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for the period February 11, 2000 through September 30, 2000.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

     Net assets consisted of the following at September 30, 2000:

Proceeds from the sales of units since organization,
  less cost of units redeemed ....................................  $52,193,632
Undistributed net investment income ..............................    1,348,559
Undistributed net realized losses on sales of investments ........      (69,949)
Net unrealized depreciation of investments .......................   (1,205,946)
                                                                    -----------
      Net assets .................................................  $52,266,296
                                                                    ===========






                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying balance sheet and the related statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




                                            /s/ PricewaterhouseCoopers LLP
                                            --------------------------------
                                            PricewaterhouseCoopers LLP


April 13, 2000



                       CONSECO VARIABLE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1999 and 1998
                              (Dollars in millions)


                                     ASSETS


                                                                                            1999             1998
                                                                                            ----             ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1999 - $1,491.8; 1998 - $1,520.5)...............................................  $1,398.7           $1,524.1
    Equity securities at fair value (cost: 1999 - $47.8 million; 1998 - $46.0 million).      49.8               45.7
    Mortgage loans.....................................................................     108.0              110.2
    Policy loans.......................................................................      75.5               79.6
    Other invested assets .............................................................      50.8              120.3
                                                                                         --------           --------

          Total investments............................................................   1,682.8            1,879.9

Cash and cash equivalents..............................................................      81.5               48.4
Accrued investment income..............................................................      35.6               30.5
Cost of policies purchased.............................................................     131.6               98.0
Cost of policies produced..............................................................     147.6               82.5
Reinsurance receivables................................................................      26.4               22.2
Goodwill...............................................................................      45.3               46.7
Assets held in separate accounts.......................................................   1,457.0              696.4
Other assets...........................................................................       6.0                7.1
                                                                                         --------           --------

          Total assets.................................................................  $3,613.8           $2,911.7
                                                                                         ========           ========





















                            (continued on next page)



                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1999 and 1998
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            1999             1998
                                                                                            ----             ----

Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,289.2           $1,365.2
       Traditional products............................................................     242.8              246.2
       Claims payable and other policyholder funds.....................................      64.1               62.6
       Liabilities related to separate accounts........................................   1,457.0              696.4
    Income tax liabilities.............................................................      33.4               37.5
    Investment borrowings..............................................................     135.1               65.7
    Other liabilities..................................................................      16.5               33.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,238.1            2,506.6
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     380.8              380.8
    Accumulated other comprehensive loss...............................................     (28.4)               (.8)
    Retained earnings..................................................................      23.3               25.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     375.7              405.1
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,613.8           $2,911.7
                                                                                         ========           ========























                          The accompanying notes are an
                         integral part of the financial
                                   statements.


                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998            1997
                                                                         ----              ----            ----

Revenues:
    Insurance policy income..........................................    $ 72.1           $ 73.6            $ 75.7
    Net investment income............................................     297.6            198.0             222.6
    Net gains (losses) from sale of investments......................     (10.0)            18.5              13.3
                                                                         ------           ------            ------

          Total revenues.............................................     359.7            290.1             311.6
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits........................................     266.8            170.6             191.0
    Amortization.....................................................      13.8             33.6              27.1
    Other operating costs and expenses...............................      40.3             38.7              32.2
                                                                         ------           ------            ------

          Total benefits and expenses................................     320.9            242.9             250.3
                                                                         ------           ------            ------

          Income before income taxes.................................      38.8             47.2              61.3

Income tax expense...................................................      13.6             16.6              22.1
                                                                         ------           ------            ------

          Net income.................................................    $ 25.2           $ 30.6            $ 39.2
                                                                         ======           ======            ======




























                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------

Balance, December 31, 1996.................................   $396.9          $380.8               $ (4.6)         $ 20.7

   Comprehensive income, net of tax:
     Net income............................................     39.2             -                    -              39.2
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
        of $7.2)...........................................     13.3             -                   13.3             -
                                                              ------

         Total comprehensive income........................     52.5             -                    -               -

   Dividends on common stock...............................    (32.5)            -                    -             (32.5)
                                                              ------          ------               ------          ------

Balance, December 31, 1997.................................    416.9           380.8                  8.7            27.4

   Comprehensive income, net of tax:
     Net income............................................     30.6             -                    -              30.6
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
        of $5.1)...........................................     (9.5)            -                   (9.5)            -
                                                              ------

         Total comprehensive income........................     21.1

   Dividends on common stock...............................    (32.9)            -                    -             (32.9)
                                                              ------          ------               ------          ------

Balance, December 31, 1998.................................    405.1           380.8                  (.8)           25.1

Comprehensive loss, net of tax:
   Net income..............................................     25.2             -                    -              25.2
   Change in unrealized depreciation of securities (net
     of applicable income tax benefit of $15.7 million)....    (27.6)            -                  (27.6)            -
                                                              ------

         Total comprehensive loss..........................     (2.4)

   Dividends on common stock...............................    (27.0)            -                    -             (27.0)
                                                              ------          ------               ------          ------

Balance, December 31, 1999.................................   $375.7          $380.8               $(28.4)         $ 23.3
                                                              ======          ======               ======          ======












                          The accompanying notes are an
                         integral part of the financial
                                   statements.



                       CONSECO VARIABLE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
              for the years ended December 31, 1999, 1998 and 1997
                              (Dollars in millions)


                                                                         1999              1998             1997
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income........................................................ $    25.2        $    30.6           $  39.2
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      13.8             43.0              27.1
         Income taxes................................................      11.4             (1.2)              6.7
         Insurance liabilities.......................................     162.6            120.0              95.2
         Accrual and amortization of investment income...............     (11.4)             1.6                .3
         Deferral of cost of policies produced.......................     (62.7)           (35.3)            (31.8)
         Net (gains) losses from sale of investments.................      10.0            (18.5)            (13.3)
         Other.......................................................        .7            (38.3)             (4.6)
                                                                      ---------        ---------           -------

         Net cash provided by operating activities...................     149.6            101.9             118.8
                                                                      ---------        ---------           -------

Cash flows from investing activities:
   Sales of investments..............................................     904.8          1,185.0             755.2
   Maturities and redemptions........................................     109.0            145.5             150.4
   Purchases of investments..........................................  (1,502.0)        (1,420.7)           (923.5)
                                                                      ---------        ---------           -------

         Net cash used by investing activities.......................    (488.2)           (90.2)            (17.9)
                                                                      ---------        ---------           -------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     654.1            400.4             255.9
   Investment borrowings.............................................      69.4              4.7              12.6
   Withdrawals from insurance liabilities............................    (324.8)          (385.0)           (302.2)
   Dividends paid on common stock....................................     (27.0)           (32.9)            (32.5)
                                                                      ---------        ---------           -------

         Net cash provided (used) by financing activities............     371.7            (12.8)            (66.2)
                                                                      ---------        ---------           -------

         Net increase (decrease) in cash and cash equivalents........      33.1             (1.1)             34.7

Cash and cash equivalents, beginning of year.........................      48.4             49.5              14.8
                                                                      ---------        ---------           -------

Cash and cash equivalents, end of year............................... $    81.5        $    48.4           $  49.5
                                                                      =========        =========           =======













                         The accompanying notes are an
                         integral part of the financial
                                  statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company operating throughout the United States. Conseco's life insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance, individual and group major medical insurance and other insurance products. Conseco's finance subsidiaries originate, purchase, sell and service consumer and commercial finance loans. On March 31, 2000, Conseco announced its plan to explore the sale of its finance subsidiaries and its hiring of Lehman Brothers to assist in the planned sale.

     The following summary explains the accounting policies we use to arrive at the more significant numbers in our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 1998 and 1997 financial statements and notes to conform with the 1999 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. We include any unrealized gain or loss on trading securities in net investment gains.

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include trading securities and certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between our sale proceeds and its amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce our cost basis of the security to its estimated fair value.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with maturities of less than three months. We carry them at amortized cost, which approximates their estimated fair value.

     Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contract holders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the current realized gain or loss and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income
(loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extends significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we amortize goodwill on the straight-line basis generally over a 40-year period. At December 31, 1999, the total accumulated amortization of goodwill was $16.1 million. We continually
                                       F-8

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

monitor the value of our goodwill based on our estimates of future earnings. We determine whether goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we were to determine that changes in such projected cash flows no longer support the recoverability of goodwill over the remaining amortization period, we would reduce its carrying value with a corresponding charge to expense or shorten the amortization period (no such changes have occurred).

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life and accident and health contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as the result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $23.1 million, $21.0 million and $24.2 million in 1999, 1998 and 1997, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $20.8 million, $21.8 million and $14.9 million in 1999, 1998 and 1997, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off (no such write-offs have occurred).

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $137.7 million during 1999 and $66.0 million during 1998. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 5.0 percent and 4.4 percent in 1999 and 1998, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 1999). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements could be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              1999                           1998
                                                                   ---------------------------   ------------------------
                                                                   Carrying           Fair       Carrying            Fair
                                                                    Amount            Value       Amount             Value
                                                                    ------            -----       ------             -----
                                                                                     (Dollars in millions)
Financial assets:
   Actively managed fixed maturities............................   $1,398.7        $1,398.7      $1,524.1        $1,524.1
   Equity securities ...........................................       49.8            49.8          45.7            45.7
   Mortgage loans...............................................      108.0           102.8         110.2           119.0
   Policy loans.................................................       75.5            75.5          79.6            79.6
   Other invested assets........................................       50.8            50.8         120.3           120.3
   Cash and cash equivalents....................................       81.5            81.5          48.4            48.4

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,289.2         1,289.2       1,365.2         1,365.2
   Investment borrowings........................................      135.1           135.1          65.7            65.7

                                      F-10

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 1999 and 1998. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest-sensitive products . However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. SFAS 133 is required to be implemented in year 2001. We are currently evaluating the impact of SFAS 133; at present, we do not believe it will have a material effect on our consolidated financial position or results of operations. Because of ongoing changes to implementation guidance, we do not plan on adopting the new standard until the first quarter of 2001.

     We implemented the Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" ("SOP 98-1") on January 1, 1999. SOP 98-1 defines internal use software and when the costs associated with internal use software should be capitalized. The implementation of SOP 98-1 did not have a material effect on our consolidated financial position or results of operations.

2.   INVESTMENTS:

     At December 31, 1999, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----          -----       ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  840.6        $2.2        $59.3      $  783.5
   United States Treasury securities and obligations of
     United States government corporations and agencies................      15.5          .1           .7          14.9
   States and political subdivisions...................................      11.7         -            1.1          10.6
   Debt securities issued by foreign governments.......................      12.2         -            1.6          10.6
   Mortgage-backed securities .........................................     482.3          .2         22.7         459.8
Below-investment grade (primarily corporate securities)................     129.5         2.4         12.6         119.3
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,491.8        $4.9        $98.0      $1,398.7
                                                                         ========        ====        =====      ========

Equity securities......................................................     $47.8        $3.9         $1.9         $49.8
                                                                            =====        ====         ====         =====

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

     At December 31, 1998, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                      (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  860.4       $20.7        $15.0      $  866.1
   United States Treasury securities and obligations of
     United States government corporations and agencies................      26.9          .8           .2          27.5
   States and political subdivisions...................................      17.3          .3          -            17.6
   Debt securities issued by foreign governments.......................      11.7         -             .8          10.9
   Mortgage-backed securities .........................................     487.4         8.0          1.2         494.2
Below-investment grade (primarily corporate securities)................     116.8         1.2         10.2         107.8
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,520.5       $31.0        $27.4      $1,524.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $   46.0       $  .8        $ 1.1      $   45.7
                                                                         ========       =====        =====      ========

     Accumulated other comprehensive loss included in shareholder's equity as of December 31, 1999 and 1998, is summarized as follows:

                                                                                                        1999       1998
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)

Unrealized gains (losses) on investments.............................................................  $(90.8)        .9
Adjustments to cost of policies purchased and cost of policies produced..............................    46.3       (2.1)
Deferred income tax benefit..........................................................................    16.1         .4
                                                                                                       ------      -----

       Accumulated other comprehensive loss..........................................................  $(28.4)     $ (.8)
                                                                                                       ======      =====

     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 1999, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                    (Dollars in millions)
Due in one year or less........................................................................   $    8.2      $    8.2
Due after one year through five years..........................................................       90.8          89.5
Due after five years through ten years.........................................................      279.9         259.6
Due after ten years............................................................................      628.2         579.4
                                                                                                  --------      --------

     Subtotal..................................................................................    1,007.1         936.7
Mortgage-backed securities (a).................................................................      484.7         462.0
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,491.8      $1,398.7
                                                                                                  ========      ========

--------------------
(a) Includes below-investment grade mortgage-backed securities with an amortized
    cost  and   estimated   fair  value  of  $2.4  million  and  $2.2   million,
    respectively.


                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Net investment income consisted of the following:

                                                                                          1999         1998         1997
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)

Actively managed fixed maturity securities...........................................    $114.8        $118.4      $133.6
Equity securities....................................................................      12.2           3.2         1.7
Mortgage loans.......................................................................       9.9          12.1        16.4
Policy loans.........................................................................       4.8           5.1         5.4
Other invested assets................................................................       3.5          13.3         7.7
Cash and cash equivalents............................................................       2.1           2.9         3.4
Separate accounts....................................................................     151.8          44.1        55.7
                                                                                         ------        ------      ------

    Gross investment income..........................................................     299.1         199.1       223.9
Investment expenses..................................................................       1.5           1.1         1.3
                                                                                         ------        ------      ------

       Net investment income.........................................................    $297.6        $198.0      $222.6
                                                                                         ======        ======      ======

     The Company had no significant fixed maturity investments or mortgage loans that were not accruing investment income in 1999, 1998 and 1997.

     Investment gains (losses), net of investment expenses, were included in revenue as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $  8.6       $ 34.0        $20.6
    Gross losses.......................................................................   (14.5)       (12.4)        (5.1)
    Other than temporary decline in fair value.........................................    (1.3)         -            (.3)
                                                                                         ------       ------        -----

         Net investment gains (losses) from fixed maturities before expenses...........    (7.2)        21.6         15.2

Other..................................................................................      .7           .1          2.2
                                                                                         ------       ------        -----

         Net investment gains (losses) before expenses.................................    (6.5)        21.7         17.4
Investment expenses....................................................................     3.5          3.2          4.1
                                                                                         ------       ------        -----

         Net investment gains (losses).................................................  $(10.0)      $ 18.5        $13.3
                                                                                         ======       ======        =====

     At December 31, 1999, the mortgage loan balance was primarily comprised of commercial loans. Approximately 16 percent, 11 percent, 10 percent, 8 percent, 8 percent and 8 percent of the mortgage loan balance were on properties located in Michigan, Texas, Florida, California, Georgia and Tennessee, respectively. No other state comprised greater than 7 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 1999. At December 31, 1999, our allowance for loss on mortgage loans was $.3 million.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $11.5 million at December 31, 1999.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 1999, other than investments issued or guaranteed by the United States government or a United States government agency.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

3.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      1999            1998
                                                         ----------   ----------   ----------      ----            ----
                                                                                                   (Dollars in millions)
   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)      $   976.7       $1,036.0
       Universal life-type contracts...................      N/A          N/A          N/A          312.5          329.2
                                                                                               ----------       --------

         Total interest-sensitive products.............                                           1,289.2        1,365.2
                                                                                                ---------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.6%          137.0          139.9
                                                         experience
       Limited-payment contracts.......................    Company        (b)         7.5%          105.8          106.3
                                                         experience,                                      ----------       --------
                                                        if applicable


         Total traditional products....................                                             242.8          246.2
                                                                                               ----------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           64.1           62.6
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,457.0          696.4
                                                                                                ---------       --------

       Total...........................................                                          $3,053.1       $2,370.4
                                                                                                 ========       ========

-------------
     (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

     (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

     (c) At December 31, 1999 and 1998, approximately 97 percent and 95 percent, respectively, of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 1999.

4.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                     1999           1998
                                                                                                     ----           ----
                                                                                                    (Dollars in millions)
Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $  3.6         $  5.4
    Cost of policies purchased and cost of policies produced...................................       75.3           56.7
    Insurance liabilities......................................................................      (39.2)         (28.2)
    Unrealized depreciation....................................................................      (16.1)           (.4)
    Other......................................................................................       10.2           (2.2)
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       33.8           31.3
Current income tax liabilities (assets)........................................................        (.4)           6.2
                                                                                                    ------         ------
         Income tax liabilities................................................................     $ 33.4         $ 37.5
                                                                                                    ======         ======

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

       Income tax expense was as follows:

                                                                                               1999       1998       1997
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision.....................................................................     $ 4.3      $20.8      $16.3
Deferred tax provision (benefit)..........................................................       9.3       (4.2)       5.8
                                                                                               -----      -----      -----

         Income tax expense...............................................................     $13.6      $16.6      $22.1
                                                                                               =====      =====      =====

     A reconciliation of the income tax provisions based on the U.S. statutory corporate tax rate to the provisions reflected in the statement of operations is as follows:

                                                                                                1999       1998       1997
                                                                                                ----       ----       ----
                                                                                                   (Dollars in millions)

Tax on income before income taxes at statutory rate.......................................      35.0%      35.0%      35.0%
State taxes...............................................................................       1.5        1.0         .7
Other.....................................................................................      (1.4)       (.8)        .3
                                                                                                ----       ----       ----

         Income tax expense...............................................................      35.1%      35.2%      36.0%
                                                                                                ====       ====       ====

5.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of certain of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 1999, includes: (i) accruals of $1.6 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 1999; and (ii) receivables of $1.1 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $1.1 million in 1999, $1.1 million in 1998 and $1.2 million in 1997.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.4 million in 1999, $37.8 million in 1998 and $36.7 million in 1997.

     During 1998 and 1997, the Company purchased $13.0 million and $11.2 million par value, respectively, of senior subordinated notes issued by subsidiaries of Conseco. The total carrying value of such notes purchased during 1998, 1997 and prior years was $45.5 million at December 31, 1998. Such notes are classified as "other invested assets" in the accompanying balance sheet. In 1999, all such notes were repurchased from the Company by Conseco or its subsidiaries.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

6.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Traditional products:
    Direct premiums collected.........................................................    $700.4        $445.8      $309.6
    Reinsurance assumed...............................................................      18.7          15.6        14.9
    Reinsurance ceded.................................................................     (23.1)        (21.0)      (24.2)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     696.0         440.4       300.3
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     654.1         400.4       255.9
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      41.9          40.0        44.4
Fees and surrender charges on interest-sensitive products.............................      30.2          33.6        31.3
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $ 72.1        $ 73.6      $ 75.7
                                                                                          ======        ======      ======

     The five states with the largest shares of 1999 collected premiums were California (14 percent), Texas (14 percent), Florida (13 percent), Michigan (8.8 percent) and Indiana (5.2 percent). No other state accounted for more than 4 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 98.0       $106.4      $143.0
    Amortization......................................................................      (4.1)       (21.1)      (15.4)
    Amounts related to fair value adjustment of actively managed fixed maturities           37.7         11.8       (21.2)
    Other ............................................................................       -             .9         -
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $131.6       $ 98.0      $106.4
                                                                                          ======       ======      ======

     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 9 percent of the December 31, 1999, balance of cost of policies purchased in 2000, 10 percent in 2001, 9 percent in 2002, 7 percent in 2003 and 6 percent in 2004. The discount rates used to determine the amortization of the cost of policies purchased ranged from 3.6 percent to 8.0 percent and averaged 5.8 percent.

     Changes in the cost of policies produced were as follows:

                                                                                           1999         1998         1997
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $ 82.5       $ 55.9       $38.2
    Additions.........................................................................      62.7         35.3        31.8
    Amortization......................................................................      (8.3)       (11.0)      (10.2)
    Amounts related to fair value adjustment of actively managed fixed maturities           10.7          2.3        (3.9)
                                                                                          ------       ------       -----

Balance, end of year..................................................................    $147.6       $ 82.5       $55.9
                                                                                          ======       ======       =====

                                      F-16

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------

7.   STATEMENT OF CASH FLOWS:

     Income taxes paid during 1999, 1998, and 1997, were $2.1 million, $17.1 million and $14.8 million, respectively.

8.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     1999            1998
                                                                                     ----            ----
                                                                                     (Dollars in millions)
   Statutory capital and surplus.................................................. $112.6           $134.0
   Asset valuation reserve........................................................   41.4             30.9
   Interest maintenance reserve...................................................   66.7             73.1
                                                                                   -------          ------

       Total...................................................................... $220.7           $238.0
                                                                                   ======           ======

     Our statutory net income was $14.6 million, $32.7 million and $32.7 million in 1999, 1998 and 1997, respectively. Statutory net income differs from net income presented in our financial statements prepared in accordance with GAAP, primarily because for GAAP reporting we are required to defer and amortize costs that vary with and are primarily related to the production of new business as described in note 1.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2000 of $12.8 million without permission from state regulatory authorities.

     In 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles, which are expected to constitute the only source of prescribed statutory accounting practices and are effective in 2001. The changes to statutory accounting practices resulting from the codification are not expected to have a material effect on the statutory capital and surplus or statutory operating earnings data shown above.













                                      F-17







                                    PART C
                              OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.   FINANCIAL STATEMENTS

The financial statements of Conseco Variable Insurance Company (the "Company") and the Separate Account are included in Part B hereof.

B.   EXHIBITS

1.   Resolution   of  Board  of  Directors  of  the  Company   authorizing   the
     establishment of the Separate Account.+

2.   Not Applicable.

3.  (i)  Form of Principal Underwriters Agreement.++
    (ii) Form of Selling Agreement.++

4.  (i)    Individual Variable Deferred Annuity Contract.+
    (ii)   Guaranteed Minimum Death Benefit Rider+
    (iii)  Guaranteed Minimum Income Benefit Rider+
    (iv)   Unemployment Benefit Rider+

5.   Application Form.

6.  (i) Articles of Incorporation of the Company.*
   (ii) Articles of Amendment to the Articles of Incorporation of the Company.+++
   (iii) Amended and Restated By-Laws of the Company.+++

7.   Not Applicable.

8. (i) Form of Fund Participation Agreement by and among The Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.**

     (ii) Form of Fund Participation Agreement by and among Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.**

     (iii)Form of Fund  Participation  by and  between  Great  American  Reserve

          Insurance   Company,   Insurance   Management   Series  and  Federated
          Securities Corp.**

     (iv) Form of Fund Participation between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.**

     (v) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.**

     (vi) Form of Fund  Participation  Agreement by and between American Century
          Investment  Services,   Inc.  and  Great  American  Reserve  Insurance
          Company.**

    (vii) Form  of  Fund   Participation   Agreement  between  INVESCO  Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company.***


   (viii) Form of Fund Participation Agreement between Rydex Variable Trust and the Company.+++

     (ix) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust and the Company.

9.   Opinion and Consent of Counsel.

10.  Consent of Independent Accountants.

11.  Not Applicable.

12.  Not Applicable.

13.  Calculation of Performance Information.

14.  Not Applicable.

15. Company Organizational Chart. +++

*Incorporated by reference to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on November 14, 1997.

**Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (Conseco Variable Annuity Account F - File Nos. 333-40309 and 811-08483) filed electronically on February 3, 1998.

***Incorporated by reference to Conseco Variable Annuity Account G, Form N-4, File Nos. 333-00373 and 811-07501, filed electronically on January 23, 1996.

+Incorporated by reference to Form N-4 (Conseco Variable Annuity Account H - File Nos. 333-90737 and 811-09693) filed electronically on November 12, 1999.

++Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-90737 and 811-09693) filed electronically on February 4, 2000.

+++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-90737) filed electronically on April 28, 2000.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following are the Executive Officers and Directors of the Company which are engaged directly or indirectly in activities relating to the Registrant or the Contracts offered by the Registrant:


Name and Principal              Position and Offices
  Business Address*                with Depositor
-------------------  ---------------------------------------

Ngaire E. Cuneo         Director


John M. Howard          Director

David K. Herzog         Director, Executive Vice President,
                        General Counsel and Secretary

Thomas J. Kilian        Director and President


James S. Adams          Director and Senior Vice President,
                        Chief Accounting Officer
                        and Treasurer


*The Principal business address for all officers and directors listed above is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The Company organizational chart was filed as Exhibit 15 in Post-Effective Amendment No. 1 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of September 30, 2000, there were 371 non-qualified contract owners and 538 qualified contract owners.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

     Conseco Variable Annuity Account C
     Conseco Variable Annuity Account E
     Conseco Variable Annuity Account F
     Conseco Variable Annuity Account G
     Conseco Fund Group
     Rydex Advisor Variable Annuity Account
     BMA Variable Life Account A

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

     Name and Principal              Positions and Offices
     Business Address                  with Underwriter
 ------------------------  ---------------------------------------

     L. Gregory Gloeckner      President and Director

     William P. Kovacs         Vice President, General Counsel,
                               Secretary and Director

     James S. Adams            Senior Vice President, Chief Accounting Officer,
                               Treasurer and Director

     William T. Devanney, Jr.  Senior Vice President, Corporate
                               Taxes

     Donald B. Johnston        Vice President, Director Mutual Fund
                               Sales & Marketing

(c)   Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

     K. Lowell Short, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     e. The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (2)  Include   appropriate   disclosure   regarding   the   redemption
     restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

          (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, and State of Indiana on this 26th day of December, 2000.

                               CONSECO VARIABLE ANNUITY
                               ACCOUNT H
                               Registrant

                           By: CONSECO VARIABLE INSURANCE COMPANY

                           By: /S/ THOMAS J. KILIAN
                               ------------------------------


                           By: CONSECO VARIABLE INSURANCE COMPANY
                                Depositor

                           By:   /S/ THOMAS J. KILIAN
                               -------------------------------




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                                 TITLE                                DATE
------------------------         --------------------------                 ---------------

                                      Director
---------------------------------                                            --------------
    Ngaire E. Cuneo


/S/ THOMAS J. KILIAN                   Director and President                December 26, 2000
--------------------------------      (principal executive officer)          -----------------
    Thomas J. Kilian



/S/ JAMES S. ADAMS                  Senior Vice President,                  December 26, 2000
---------------------------------   Chief Accounting Officer and Treasurer   -----------------
    James S. Adams                  and Director (principal financial
                                    officer and principal accounting officer)


/S/ DAVID K. HERZOG                                                          December 26, 2000
---------------------------------      Director                              --------------
    David K. Herzog







/S/ JOHN M. HOWARD                                                           December 26, 2000
------------------------------        Director                                ------------------
    John M. Howard



                            EXHIBITS TO

                POST-EFFECTIVE AMENDMENT NO. 2 TO

                             FORM N-4


                         INDEX TO EXHIBITS


EX-99.B8(ix)  Form of Fund Participation Agreement between Pioneer Variable
              Contracts Trust and the Company
EX-99.B9      Opinion and Consent of Counsel
EX-99.B10     Consent of Independent Accountants
EX-99.B13     Calculation of Performance Information